     As filed with the Securities and Exchange Commission on April 13, 2001

                                              Registration No. 333-___/811-07342
================================================================================


                     U.S. Securities and Exchange Commission
                              Washington, DC 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No. ___ Post-Effective Amendment No.___
                        (Check appropriate box or boxes)

                Exact Name of Registrant as Specified in Charter:
                         J.P. MORGAN INSTITUTIONAL FUNDS

                         Area Code and Telephone Number:
                                 (617) 557-0700

                     Address of Principal Executive Offices:
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                     Name and Address of Agent for Service:

                              Margaret W. Chambers
                           c/o Fund Distributors, Inc.
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

                                   Copies to:

JOSEPH J. BERTINI, ESQ.           SARAH E. COGAN, ESQ.            JOHN E. BAUMGARDNER, JR., ESQ.
PETER B. ELDRIDGE, ESQ.           Simpson Thacher & Bartlett      Sullivan & Cromwell
J.P. Morgan Fleming Asset         425 Lexington Avenue            125 Broad Street
Management (USA) Inc.             New York, NY  10017-3954        New York, NY  10004
522 Fifth Avenue
New York, NY 10036

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

It is proposed that this filing will become effective on May 13, 2001 pursuant to Rule 488 under the Securities Act of 1933.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because an indefinite number of shares have previously been registered on Form N-1A (Registration No. 033-54642/811-07342) pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant's Form 24f-2 for the fiscal year ended November 30, 2000 was filed on February 22, 2001. Pursuant to Rule 429, this Registration Statement relates to the aforesaid Registration Statement on Form N-1A.

                   JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
               (FORMERLY, CHASE VISTA INTERNATIONAL EQUITY FUND),
                          A SERIES OF MUTUAL FUND GROUP
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036



                                         May 12, 2001

Dear Shareholder:

         A special meeting of the shareholders of JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund) (the "Merging Fund"), a series of Mutual Fund Group ("MFG"), will be held on July 3, 2001 at 9:00 a.m., Eastern time. Formal notice of the meeting appears after this letter, followed by materials regarding the meeting.

         As you may be aware, The Chase Manhattan Corporation, the former corporate parent of the investment adviser of the Merging Fund's assets, recently completed a merger with J.P. Morgan & Co. Incorporated to form J.P. Morgan Chase & Co. ("JPMC"). As a result of this merger, JPMC is seeking to reorganize parts of its investment management business in order to provide better service for shareholders of funds advised by its subsidiaries. At the special meeting (the "Meeting"), shareholders will be asked to consider and vote upon the proposed reorganization of the Merging Fund into J.P. Morgan Institutional International Opportunities Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMF") (the "Reorganization"). After the Reorganization, shareholders would hold an interest in the Surviving Fund. The investment objective and policies of the Merging Fund generally are similar to those of the Surviving Fund. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Fleming International Opportunities Fund."

         After the proposed Reorganization, your investment will be in a larger combined fund with similar investment policies.

         The Surviving Fund has also entered into agreements and a plan of reorganization with J.P. Morgan International Opportunities Fund, a series of JPMorgan Funds, a mutual fund whose assets are managed by J.P. Morgan Investment Management Inc. ("JPMIM") with identical investment objectives and policies to the Surviving Fund (the "Concurrent Reorganization"). If the Concurrent Reorganization is approved by the shareholders of these other funds and certain other conditions are met, these other funds will be reorganized into the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         At the Meeting, you will also be asked to consider and vote upon the election of Trustees of MFG.

         The investment adviser for the assets of the Merging Fund is J.P. Morgan Fleming Asset Management (USA) Inc. The investment adviser for the assets of the Surviving Fund is JPMIM.

After the Reorganization, JPMIM, the same investment adviser that currently is responsible for the Surviving Fund, will make the day-to-day investment decisions for your portfolio.

         Please see the enclosed Combined Prospectus/Proxy Statement for detailed information regarding the proposed Reorganization, the Concurrent Reorganization and a comparison of the Merging Fund and MFG to the Surviving Fund and JPMF. The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by the Merging Fund, MFG, the Surviving Fund, JPMF or their shareholders.

         If approval of the Reorganization is obtained, you will automatically receive shares in the Surviving Fund.

         The Proposals have been carefully reviewed by the Board of Trustees of MFG, which has approved the Proposals.

         THE BOARD OF TRUSTEES OF MFG UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" EACH OF THE PROPOSALS.

         Following this letter is a list of commonly asked questions. If you have any additional questions on voting of proxies and/or the meeting agenda, please call us at 1-800-348-4782.

         A proxy card is enclosed for your use in the shareholder meeting. This card represents shares you held as of the record date, __________, 2001. IT IS IMPORTANT THAT YOU COMPLETE, SIGN, AND RETURN YOUR PROXY CARD IN THE ENVELOPE PROVIDED OR CALL _________ AS SOON AS POSSIBLE. This will ensure that your shares will be represented at the Meeting to be held on July 3, 2001.

         Please read the enclosed materials carefully. You may, of course, attend the meeting in person if you wish, in which case the proxy can be revoked by you at the Meeting.

                                              Sincerely,



                                              Fergus Reid
                                              Chairman


SPECIAL NOTE: Certain Shareholders may receive a telephone call from our proxy solicitor, D.F. King & Co., Inc., us to answer any questions you may have or to provide assistance in voting. Remember, your vote is important! Please sign, date and promptly mail your proxy card(s) in the return envelope provided or call _______ in order to vote.

WHY IS THE REORGANIZATION BEING PROPOSED?

The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

IF THE REORGANIZATION IS APPROVED, WHAT WILL HAPPEN?

In connection with the Reorganization, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund and will receive, in exchange, shares of the Surviving Fund. The Merging Fund will then be liquidated and those shares of the Surviving Fund will be distributed pro rata to shareholders such as you. After the Reorganization, you will own shares of the Surviving Fund rather than the Merging Fund. Following the Reorganization, the Surviving Fund will invest directly in portfolio securities rather than in a master portfolio.

WHAT WILL BE THE EFFECT ON THE INVESTMENT STRATEGIES ASSOCIATED WITH MY INVESTMENT IF THE PROPOSED CHANGES ARE APPROVED?

The Surviving Fund generally has similar investment objectives and policies to those of the Merging Fund. The principal differences are as follows:


SURVIVING FUND                         MERGING FUND
--------------                         ------------

-   Investment objective is to         -   Investment objective is to seek
    provide high total return from         total return from long-term
    a portfolio of equity                  capital growth and income.
    securities of foreign companies        Total return consists of
    in developed and, to a lesser          capital growth and current
    extent, emerging markets.              income.


-   Invests primarily in companies     -   Invests primarily in a broad
    from developed markets other           portfolio of equity securities
    than the U.S. May also invest          of established companies of
    to a limited extent in                 various sizes, including
    companies from emerging                foreign subsidiaries of U.S.
    markets. Developed countries           companies. May invest in
    include Australia, Canada,             securities of issuers in
    Japan, New Zealand, the United         developing countries. May
    Kingdom, and most of the               invest more heavily in
    countries of western Europe.           countries in the Far East,
                                           including Japan, Hong Kong,
                                           Singapore and Malaysia.

-   Diversified under the 1940 Act.    -   Not diversified under the 1940
                                           Act.

The Reorganization is not intended to have any immediate significant impact on the investment strategy implemented in respect of your investment. However, please note that while the Merging Fund invests all of its assets in the International Equity Portfolio (the "Master Portfolio") (which in turn invests in portfolio securities), following the Reorganization the Surviving Fund will invest directly in portfolio securities.

HOW WILL THE FEES AND EXPENSES ASSOCIATED WITH MY INVESTMENT BE AFFECTED?

As a result of the Reorganization, the contractual (or pre-waiver) and actual (or post-waiver) total expense ratios are expected to be the same or less for your shares in the Surviving Fund than they are for your shares in the Merging Fund. If an increase does occur, Morgan Guaranty Trust Company of New York has contractually agreed to waive fees payable to it and reimburse expenses so that the total expense ratio will remain the same for at least one year with respect to Class A and B Shares.

WILL THERE BE ANY CHANGE IN WHO MANAGES MY INVESTMENT?

Yes. JPMIM, the investment adviser that currently manages the assets of the Surviving Fund, will continue to manage that fund after the Reorganization.

WHO WILL PAY FOR THE REORGANIZATION?

The cost and expenses associated with the Reorganization, including costs of soliciting proxies, will be borne by JPMC and not by either the Merging Fund or the Surviving Fund (or shareholders of either fund).

WHAT IF I DO NOT VOTE OR VOTE AGAINST THE REORGANIZATION, YET APPROVAL OF THE REORGANIZATION IS OBTAINED?

You will automatically receive shares of the Surviving Fund.

HOW WILL THE PROPOSED CONCURRENT REORGANIZATION AFFECT MY INVESTMENT IF THEY ARE APPROVED BY THE SHAREHOLDERS OF THE OTHER FUNDS?

If the Concurrent Reorganization is approved and certain other conditions are met, the assets and liabilities of these other merging funds will become the assets and liabilities of the Surviving Fund. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

WHY AM I BEING ASKED TO VOTE ON THE ELECTION OF TRUSTEES FOR MFG IF AFTER THE REORGANIZATION I WILL OWN SHARES IN THE SURVIVING FUND, A SERIES OF JPMF?

Even if the Reorganization is approved, other mutual funds that are series of MFG will continue to exist and operate. All shareholders of any series of MFG as of the record date (April 16, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in MFG, you are entitled to vote on this proposal. Shareholders of JPMF are being asked to approve the same Trustees that are proposed for MFG.

AS A HOLDER OF SHARES OF THE MERGING FUND, WHAT DO I NEED TO DO?

Please read the enclosed Combined Prospectus/Proxy Statement and vote. Your vote is important! Accordingly, please sign, date and mail the proxy card(s) promptly in the enclosed return envelope as soon as possible after reviewing the enclosed Combined Prospectus/Proxy Statement.

MAY I ATTEND THE MEETING IN PERSON?

Yes, you may attend the Meeting in person. If you complete a proxy card and subsequently attend the Meeting, your proxy can be revoked. Therefore, to ensure that your vote is counted, we strongly urge you to mail us your signed, dated and completed proxy card(s) even if you plan to attend the Meeting.

                   JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
               (FORMERLY, CHASE VISTA INTERNATIONAL EQUITY FUND),
                          A SERIES OF MUTUAL FUND GROUP
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                           TO BE HELD ON JULY 3, 2001



To the Shareholders of
JPMorgan Fleming International Equity Fund (formerly, Chase Vista International
 Equity Fund):

         NOTICE IS HEREBY GIVEN THAT a Special Meeting of the shareholders ("Shareholders") of JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund) (the "Merging Fund"), a series of Mutual Fund Group ("MFG"), will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, on July 3, 2001 at 9:00 a.m., (Eastern time) for the following purposes:

         ITEM 1. To consider and act upon a proposal to approve an Agreement and Plan of Reorganization (the "Reorganization Plan") by and among MFG, on behalf of the Merging Fund, J.P. Morgan Institutional Funds ("JPMF"), on behalf of JPMorgan Institutional International Opportunities Fund (the "Surviving Fund"), and J.P. Morgan Chase & Co., and the transactions contemplated thereby, including (a) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for (i) Class A shares of the Surviving Fund (the "Class A Shares") and (ii) Class B shares of the Surviving Fund (the "Class B Shares" and together with the Class A Shares, the "Surviving Fund Shares"), as applicable; and (b) the distribution of such Surviving Fund Shares to the Shareholders of the Merging Fund in connection with the liquidation of the Merging Fund.

         ITEM 2. To elect __ Trustees to serve as members of the Board of Trustees of MFG.

         ITEM 3. To transact such other business as may properly come before the Special Meeting or any adjournment(s) thereof.

         YOUR FUND TRUSTEES UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF ITEMS 1 AND 2

         Each proposal is described in the accompanying Combined
Prospectus/Proxy Statement. Attached as Appendix A to the Combined Prospectus/Proxy Statement is a copy of the Reorganization Plan.

         Shareholders of record as of the close of business on April 6, 2001 are entitled to notice of, and to vote at, the Special Meeting or any adjournment(s) thereof.

SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY IN THE ENCLOSED ENVELOPE THE ACCOMPANYING PROXY CARD WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF MFG. THIS IS IMPORTANT TO ENSURE A QUORUM AT THE SPECIAL MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING TO THE MERGING FUND A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE SPECIAL MEETING AND VOTING IN PERSON.



                                             Lisa Hurley
                                             Secretary

         May 12, 2001

                       COMBINED PROSPECTUS/PROXY STATEMENT
                               DATED MAY 12, 2001

                  ACQUISITION OF THE ASSETS AND LIABILITIES OF

                   JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
               (FORMERLY, CHASE VISTA INTERNATIONAL EQUITY FUND),
                          A SERIES OF MUTUAL FUND GROUP
                     1211 AVENUE OF THE AMERICAS, 41ST FLOOR
                            NEW YORK, NEW YORK 10036
                                 (800) 348-4782

                        BY AND IN EXCHANGE FOR SHARES OF

            JPMORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND,
                   A SERIES OF J.P. MORGAN INSTITUTIONAL FUNDS
                           60 STATE STREET, SUITE 1300
                           BOSTON, MASSACHUSETTS 02109
                                 (617) 557-0700


         This Combined Prospectus/Proxy Statement relates to the proposed reorganization of JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund) (the "Merging Fund"), a series of Mutual Fund Group ("MFG"), into J.P. Morgan Institutional International Opportunities Fund (the "Surviving Fund"), a series of J.P. Morgan Institutional Funds ("JPMF"). If approved by Shareholders, the proposed reorganization will be effected by transferring all of the assets and liabilities of the Merging Fund to the Surviving Fund, which has generally similar investment objectives and policies to those of the Merging Fund, in exchange for shares of the Surviving Fund (the "Reorganization"). Therefore, as a result of the proposed Reorganization, current shareholders of the Merging Fund (the "Merging Fund Shareholders") will become shareholders of the Surviving Fund ("Surviving Fund Shareholders"). MFG and JPMF are both open-end management investment companies offering shares in several portfolios. In connection with the Reorganization, the JPMorgan Institutional International Opportunities Fund will be renamed "JPMorgan Fleming International Opportunities Fund."

         If the proposed Reorganization is approved by the Merging Fund Shareholders, each Merging Fund Shareholder will receive shares (the "Surviving Fund Shares") of the Surviving Fund with a value equal to such Merging Fund Shareholder's holdings in the Merging Fund. Merging Fund Shareholders will not pay a sales charge on Surviving Fund Shares received in the Reorganization. In connection with the Reorganization, the Surviving Fund will implement a new multi-class structure under which it will offer Class A, Class B, Select Class and Institutional Class shares. Holders of Class A shares of the Merging Fund will receive Class A shares (the "Class A Shares") of the Surviving Fund and holders of Class B shares of the Merging Fund will receive Class B shares (the "Class B Shares") of the Surviving Fund.

         At the Meeting, you also will be asked to consider and vote upon the election of Trustees of MFG.

         The terms and conditions of these transactions are more fully described in this Combined Prospectus/Proxy Statement and in the Agreement and Plan of Reorganization (the "Reorganization Plan") between MFG, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund and J.P. Morgan Chase & Co., attached to this Combined Prospectus/Proxy Statement as Appendix A.

         The Board of Trustees for MFG is soliciting proxies in connection with a Special Meeting (the "Meeting") of Shareholders to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY, at which meeting shareholders in the Merging Fund will be asked to consider and approve the proposed Reorganization Plan, certain transactions contemplated by the Reorganization Plan and certain other proposals. This Combined Prospectus/Proxy Statement constitutes the proxy statement of the Merging Fund for the meeting of its Shareholders and also constitutes JPMF's prospectus for Surviving Fund Shares that have been registered with the Securities and Exchange Commission (the "Commission") and are to be issued in connection with the Reorganization.

         This Combined Prospectus/Proxy Statement, which should be retained for future reference, sets forth concisely the information about MFG and JPMF that an investor should know before voting on the proposals. The current Prospectuses, Statements of Additional Information and Annual Reports of the Merging Fund and the Surviving Fund (including the Annual Report of The International Opportunities Portfolio) are incorporated herein by reference, and the current Prospectus and Annual Report (including the Annual Report of The International Opportunities Portfolio) for the Surviving Fund are enclosed with this Combined Prospectus/Proxy Statement. A Statement of Additional Information relating to this Combined Prospectus/Proxy Statement dated May 12, 2001 containing additional information about MFG and JPMF has been filed with the Commission and is incorporated by reference into this Combined Prospectus/Proxy Statement. A copy of the Statement of Additional Information as well as the Prospectus, Statement of Additional Information and Annual Report of the Merging Fund (including the Annual Report for the International Opportunities portfolio) may be obtained without charge by writing to JPMF at its address noted above or by calling 1-800-348-4782.

         This Combined Prospectus/Proxy Statement is expected to first be sent to shareholders on or about May 12, 2001.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS COMBINED PROSPECTUS/PROXY STATEMENT AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY MFG OR JPMF.

INVESTMENTS IN THE SURVIVING FUND ARE SUBJECT TO RISK--INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. NO SHARES IN THE SURVIVING FUND ARE BANK DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT FEDERALLY INSURED BY, OBLIGATIONS OF, OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

                                TABLE OF CONTENTS

                                                                         PAGE
                                                                         ----

INTRODUCTION................................................................1

PROPOSAL 1:  REORGANIZATION PLAN............................................1

SUMMARY ....................................................................1

COMPARATIVE FEE AND EXPENSE TABLES..........................................5

RISK FACTORS................................................................7

INFORMATION RELATING TO THE PROPOSED REORGANIZATION.........................8

INVESTMENT POLICIES........................................................13

PURCHASES, REDEMPTIONS AND EXCHANGES.......................................18

DISTRIBUTIONS AND TAXES....................................................23

COMPARISON OF THE MERGING FUND'S AND THE SURVIVING FUND'S
   ORGANIZATION STRUCTURE..................................................24

INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES..........26

PROPOSAL 2: ELECTION OF TRUSTEES...........................................29

INFORMATION RELATING TO VOTING MATTERS.....................................33

ADDITIONAL INFORMATION ABOUT MFG...........................................35

ADDITIONAL INFORMATION ABOUT JPMF..........................................35

FINANCIAL STATEMENTS AND EXPERTS...........................................36

OTHER BUSINESS.............................................................36

LITIGATION.................................................................36

SHAREHOLDER INQUIRIES......................................................36

APPENDIX A  AGREEMENT AND PLAN OF REORGANIZATION..........................A-1

                                  INTRODUCTION

GENERAL

         This Combined Prospectus/Proxy Statement is being furnished to the shareholders of the Merging Fund, an open-end management investment company, in connection with the solicitation by the Board of Trustees of MFG of proxies to be used at a Special Meeting of Shareholders of the Merging Fund to be held on July 3, 2001 at 9:00 a.m., Eastern time, at the offices of J.P. Morgan Chase & Co., 1211 Avenue of the Americas, 41st Floor, New York, NY (together with any adjournments thereof, the "Meeting"). It is expected that the mailing of this Combined Prospectus/Proxy Statement will be made on or about May 12, 2001.

                         PROPOSAL 1: REORGANIZATION PLAN

         At the Meeting, Merging Fund Shareholders will consider and vote upon the Agreement and Plan of Reorganization (the "Reorganization Plan") dated _______, 2001 among MFG, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund (the Merging Fund and the Surviving Fund are collectively defined as the "Funds"), and J.P. Morgan Chase & Co. ("JPMC"), pursuant to which all of the assets and liabilities of the Merging Fund will be transferred to the Surviving Fund in exchange for Surviving Fund Shares. As a result of the Reorganization, Merging Fund Shareholders will become shareholders of the Surviving Fund and will receive Surviving Fund Shares equal in value to their holdings in the Merging Fund on the date of the Reorganization. In connection with the Reorganization, the Surviving Fund will be renamed "JPMorgan Fleming International Opportunities Fund." Further information relating to the Surviving Fund is set forth herein, and the Surviving Fund's Prospectus and Annual Report (including the Annual Report of The International Opportunities Portfolio) are enclosed with this Combined Prospectus/Proxy Statement.

THE MFG BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR"
PROPOSAL 1.

VOTE REQUIRED

         Approval of the Reorganization Plan by the Merging Fund requires the affirmative vote of the lesser of (i) 67% or more of the shares of the Merging Fund present at the Meeting if the holders of more than 50% of the outstanding shares of the Merging Fund are present or represented by proxy and (ii) more than 50% of all outstanding shares of the Merging Fund. If the Reorganization Plan is not approved by the Merging Fund Shareholders, the MFG Board will consider other appropriate courses of action.

                                     SUMMARY

         The following is a summary of certain information relating to the proposed Reorganization, the parties thereto and the transactions contemplated thereby, and is qualified by reference to the more complete information contained elsewhere in this Combined Prospectus/Proxy Statement, the Prospectus, Statement of Additional Information and Annual Report of the Surviving Fund (including the Annual Report of The International Opportunities

Portfolio) and the Merging Fund, and the Reorganization Plan attached to this Combined Prospectus/Proxy Statement as Appendix A.

PROPOSED REORGANIZATION

         Pursuant to the proposed Reorganization Plan, the Merging Fund will transfer all of its assets and liabilities to the Surviving Fund in exchange for shares of the Surviving Fund.

         Under the proposed Reorganization, each Merging Fund Shareholder will receive a number of Surviving Fund Shares with an aggregate net asset value equal on the date of the exchange to the aggregate net asset value of such shareholder's Merging Fund Shares on such date. Holders of Class A Shares of the Merging Fund will receive Class A Shares of the Surviving Fund and holders of Class B Shares of the Merging Fund will receive Class B Shares of the Surviving Fund. Therefore, following the proposed Reorganization, Merging Fund Shareholders will be Surviving Fund Shareholders. Merging Fund Shareholders will not pay a sales load in connection with the Reorganization. See "Information Relating to the Proposed Reorganization."

         The Surviving Fund has investment objectives, policies and restrictions generally similar to the Merging Fund. In addition, following the Reorganization the Surviving Fund will have substantially similar purchase, redemption and dividend policies as the Merging Fund.

         Based upon their evaluation of the relevant information presented to them, including an analysis of the operation of the Surviving Fund both before and after the Reorganization, the terms of the Reorganization Plan, the opportunity to combine the two Funds with generally similar investment objectives and policies, and the fact that the Reorganization will be tax-free, and in light of their fiduciary duties under federal and state law, the MFG Board and the JPMF Board, including a majority of each Board's members who are not "interested persons" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), have each determined that the proposed Reorganization is in the best interests of each Fund and its respective shareholders and that the interests of such shareholders will not be diluted as a result of such Reorganization.

REASONS FOR THE REORGANIZATION

         The Reorganization is being proposed because each Fund's board believes it is in the best interests of shareholders to combine funds that have similar investment objectives and policies and each board believes that the Reorganization should result in a more diversified fund and in better service for shareholders, including a wider variety of investment options.

CONCURRENT REORGANIZATION

         The Merging Fund currently invests all of its investable assets in International Equity Portfolio (the "Merging Fund Master Portfolio"), which has identical investment objectives and policies as the Merging Fund and which is advised by J.P. Morgan Fleming Asset Management (USA) Inc. ("JPMFAM"). The Surviving Fund currently invests all of its assets in The International Opportunities Portfolio (the "Surviving Fund Master Portfolio"), which has identical investment objectives and policies as the Surviving Fund and which is advised by J.P.

Morgan Investment Management Inc. ("JPMIM"). J.P. Morgan International Opportunities Fund, a series of J.P. Morgan Funds, and J.P. Morgan International Opportunities Fund - Advisor Series, a series of JPMF, both with identical investment objectives and policies as the Surviving Fund (collectively, the "Feeder Portfolios") also currently invest all of their assets in the Surviving Fund Master Portfolio. The Surviving Fund has entered into substantially similar agreements and plans of reorganization with each Feeder Portfolio (the "Concurrent Reorganization").

         If each of the Reorganization and the Concurrent Reorganization is approved by the shareholders of the respective funds and certain other conditions are met, the Merging Fund and the Feeder Portfolios will be reorganized into the Surviving Fund, and the Surviving Fund will commence investing its assets directly in portfolio securities rather than in the Surviving Fund Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

         Simpson Thacher & Bartlett will issue an opinion (based on certain assumptions) as of the effective time of the Reorganization to the effect that the transaction will not give rise to the recognition of income, gain or loss for federal income tax purposes to the Merging Fund, the Surviving Fund or the shareholders of the Merging Fund. A shareholder's holding period and tax basis of Surviving Fund Shares received by a Shareholder of the Merging Fund will be the same as the holding period and tax basis of the shareholder's shares of the Merging Fund. In addition, the holding period and tax basis of those assets owned by the Merging Fund and transferred to the Surviving Fund will be identical for the Surviving Fund. See "Information Relating to the Proposed Reorganization - Federal Income Tax Consequences."

INVESTMENT ADVISERS

         The investment adviser for the Merging Fund Master Portfolio (and therefore the assets of the Merging Fund) is JPMFAM, and the sub-adviser is Chase Fleming Asset Management (London) Ltd. ("CFAML"). The investment adviser for the Surviving Fund Master Portfolio (and therefore the assets of the Surviving Fund and the Feeder Portfolios) is JPMIM. JPMFAM, CFAML and JPMIM are each wholly-owned subsidiaries of JPMC. JPMIM will continue to serve as investment adviser for the Surviving Fund following the Reorganization.

INVESTMENT OBJECTIVES AND POLICIES

         The investment objective of the Surviving Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The investment objective of the Merging Fund is to seek total return from long-term capital growth and income. Total return consists of capital growth and current income. See "Risk Factors" and "Investment Policies."

         The Surviving Fund's assets are invested primarily in companies from developed markets other than the U.S. The Surviving Fund's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. UNDER NORMAL CONDITIONS, THE MERGING FUND INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN A BROAD PORTFOLIO OF EQUITY SECURITIES OF ESTABLISHED FOREIGN COMPANIES OF VARIOUS SIZES, INCLUDING FOREIGN SUBSIDIARIES OF U.S. COMPANIES. IN ADDITION TO THE REGIONS WHERE THE SURVIVING FUND INVESTS, THE MERGING FUND MAY INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN FAR EAST COUNTRIES (INCLUDING JAPAN, HONG KONG, SINGAPORE AND MALAYSIA). THE MERGING FUND SEEKS TO DIVERSIFY ITS PORTFOLIO BY INVESTING IN AT LEAST THREE ISSUERS IN SEVERAL COUNTRIES OTHER THAN THE UNITED STATES. THE MERGING FUND MAY INVEST IN SECURITIES OF ISSUERS IN DEVELOPING COUNTRIES.

PRINCIPAL RISKS OF INVESTING IN THE SURVIVING FUND

         The value of your investment in the Surviving Fund will fluctuate in response to movements in international stock markets and currency exchange rates. In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. These risks are higher in emerging markets. Foreign stocks are generally riskier than their domestic counterparts. See "Risk Factors."

CERTAIN ARRANGEMENTS WITH SERVICE PROVIDERS

ADVISORY SERVICES

         The investment adviser for the Surviving Fund's assets is JPMIM. JPMIM oversees the asset management of the Surviving Fund. As compensation for its services, JPMIM receives a management fee indirectly from the Surviving Fund at an annual rate of 0.60% of average daily net assets. The Merging Fund currently pays JPMFAM a management fee at an annual rate of 1.00% of average daily net assets. Following the Reorganization, JPMIM will manage the Surviving Fund's assets and will receive a fee at an annual rate of 0.60% of average daily net assets.

OTHER SERVICES

         J.P. Morgan Fund Distributors, Inc. (the "Distributor") is the distributor for the Surviving Fund. Morgan Guaranty Trust Company of New York ("Morgan") currently serves as administrator and shareholder servicing agent and an affiliate of the Distributor currently serves as sub-administrator. It is anticipated that prior to the consummation of the Reorganization, Morgan will merge with The Chase Manhattan Bank ("Chase") which will become the Surviving Fund's administrator and shareholder servicing agent. The Bank of New York ("BONY") currently serves as fund accountant and custodian, and DST Systems, Inc. ("DST") currently serves as transfer agent and dividend disbursing agent for the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, Chase will become the Surviving Fund's fund accountant and custodian. PricewaterhouseCoopers LLP ("PricewaterhouseCoopers LLP") serves as the Surviving Fund's independent accountants.

ADMINISTRATOR

ADMINISTRATOR

         In connection with the Reorganization, the administration fee paid to Morgan will increase to 0.15% of average daily net assets on the first $26 billion of complex wide non-money market assets and 0.075% on complex wide non-money market assets in excess of $26 billion.

ORGANIZATION

         Each of MFG and JPMF is organized as a Massachusetts business trust. The Merging Fund is organized as a series of MFG and the Surviving Fund is organized as a series of JPMF.

PURCHASES, REDEMPTIONS AND EXCHANGES

         After the Reorganization, the procedures for making purchases, redemptions and exchanges of shares of the Surviving Fund will be substantially similar to those with respect to shares of the Merging Fund, as described in this Combined Prospectus/Proxy Statement and the Surviving Fund's Prospectus and Statement of Additional Information.

                       COMPARATIVE FEE AND EXPENSE TABLES

         The table below shows (i) information regarding the fees and expenses paid by each of the Merging Fund and the Surviving Fund that reflect current expense arrangements; and (ii) estimated fees and expenses on a pro forma basis for the Surviving Fund after giving effect to the proposed Reorganization and the Concurrent Reorganization. Under the proposed Reorganization, holders of Class A Shares in the Merging Fund will receive Class A Shares of the Surviving Fund and holders of Class B Shares of the Merging Fund will receive Class B Shares of the Surviving Fund. SHAREHOLDERS WILL NOT PAY A SALES LOAD ON SURVIVING FUND SHARES RECEIVED IN THE REORGANIZATION. Please note that the Surviving Fund currently has one class of shares. In connection with the Reorganization and Concurrent Reorganization this class will be re-named "Institutional Class" and the Class A, Class B and Select Class share classes will be introduced.

         The table indicates that both contractual (pre-waiver) and actual (post-waiver) total expense ratios for current shareholders of the Merging Fund are anticipated to be less or stay the same following the Reorganization. In addition, Morgan has agreed to waive certain fees and/or reimburse certain expenses to ensure that actual total operating expenses do not increase for at least one year with respect to Class A and B Shares.

                                                                                        THE
                                                                                     SURVIVING
                                                               THE MERGING FUND         FUND
                                                              -------------------    ---------
                                                              CLASS A     CLASS B
                                                              SHARES      SHARES      SHARES
                                                              --------   --------    ---------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)-
Maximum Sales Charge (Load) when you buy shares,
shown as % of the offering price...........................   5.75%(1)      None       None

                                                                                        THE
                                                                                     SURVIVING
                                                               THE MERGING FUND         FUND
                                                              -------------------    ---------
                                                              CLASS A     CLASS B
                                                              SHARES      SHARES      SHARES
                                                              --------   --------    ---------
Maximum Deferred Sales Charge (Load) shown as lower of
original purchase price or redemption
proceeds...................................................    None         5.00%      None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
    Management Fees........................................    1.00%(2)     1.00%(2)   0.60%
    Distribution (12b-1) Fees..............................    0.25%        0.75%      None
    Other Expenses.........................................    1.25%#       1.25%      0.31%
    Total Annual Fund Operating Expenses...................    2.50%        3.00%      0.91%
    Fee Waivers and Expense Reimbursements.................    None (2)     None (2)   None
    Net Expenses...........................................    2.50%(2)     3.00%(2)   0.91%

(1) The offering price is the net asset value of Shares purchased plus any sales charge.

(2) The actual management fee is currently expected to be 0.50% and the total annual fund operating expenses are expected not to exceed 2.00% for Class A shares and 2.50% for Class B shares. That's because Chase has volunteered not to collect a portion of its fees and to reimburse others. Chase and other service providers may end this arrangement at any time.

         The table does not reflect charges or credits which you might incur if you invest through a financial institution.

                                             THE SURVIVING FUND
                                  ----------------------------------------
                                  PRO FORMA WITH CONCURRENT REORGANIZATION
                                  ----------------------------------------
                                      CLASS A SHARES    CLASS B SHARES
                                      --------------    --------------
SHAREHOLDER FEES (FEES
PAID DIRECTLY FROM YOUR
INVESTMENT) -Maximum Sales
Charge (Load) when you buy
shares, shown as % of the
offering price..................        None              None
Maximum Deferred Sales
Charge (Load) shown as lower
of original purchase price or
redemption proceeds.............        None             5.00%
ANNUAL FUND OPERATING
EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)
   Management Fees..............        0.60%            0.60%
   Distribution (12b-1) Fees....        0.25%            0.75%
   Other Expenses...............        1.05%            1.05%
   Total Annual Fund
   Operating Expenses...........        1.90%            2.40%
   Fee Waivers
   and Expense Reimbursements...       None(A)          None(A)
   Net Expenses.................        1.90%            2.40%

(A) Reflects an agreement by Morgan, a wholly owned subsidiary of JPMC, to reimburse the Fund to the extent operating expenses (which exclude interest, taxes and extraordinary items) exceed 1.90% of average daily net assets for one year after the Reorganization with respect to Class A Shares and 2.40% of average daily net assets for one year with respect to Class B Shares for one year after the Reorganization.

         The table does not reflect charges or credits which investors might incur if they invest through a financial institution.

         EXAMPLE: This example helps investors compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000;

-  you sell all of your shares at the end of each period;

-  your investment has a 5% return each year; and

- each Fund's operating expenses are waived for three years after the Reorganization with respect to Class A Shares and unwaived for the period thereafter and for one year after the Reorganization with respect to Class B Shares and unwaived for the period thereafter and remain the same as shown above.

Although actual costs may be higher or lower, based upon these assumptions your costs would be:

                                                                 1 YEAR        3 YEARS       5 YEARS       10 YEARS
                                                                 ------        -------       -------       --------
THE MERGING FUND
   Class A Shares.......................................      $     814      $   1,309     $   1,829     $   3,248
   Class B Shares.......................................            803          1,227         1,777         3,201
   Class B Shares (without sale)........................            303            927         1,577         3,201

THE SURVIVING FUND......................................             93            290           504         1,120

PRO FORMA THE SURVIVING FUND WITH CONCURRENT
   REORGANIZATION
   Class A Shares*......................................            757          1,138         1,542         2,669
   Class B Shares (with redemption).....................            743          1,048         1,480         2,610
   Class B Shares (without redemption) .................            243            748         1,280         2,610

---------------
* Assumes sales charge is deducted when shares are purchased. Shareholders who receive Class A Shares as a result of the proposed Reorganization will not be charged a sales load.

**  Assumes applicable deferred sales charge is deducted when shares are sold.

*** Reflects conversion of Class B shares to Class A shares after they have been owned for eight years.

                                  RISK FACTORS

         The following discussion highlights the principal risk factors associated with an investment in the Surviving Fund. The Surviving Fund generally has investment policies and investment restrictions similar to those of the Merging Fund. Therefore, there should be similarities between the risk factors associated with the Surviving Fund and the Merging Fund. This discussion is qualified in its entirety by the more extensive discussion of risk factors set forth in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

         All mutual funds carry a certain amount of risk. You may lose money on your investment in the Surviving Fund. The Surviving Fund may not achieve its objective if JPMIM's expectations regarding particular securities or markets are not met. The Surviving Fund could underperform its benchmark due to JPMIM's securities and asset allocation choices.

         The value of your investment in the Surviving Fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of JPMIM's research and the management team's stock picking and currency management decisions.

         In general, international investing involves higher risks than investing in U.S. markets but offers attractive opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce market performance. Additionally, the Surviving Fund could lose money because of foreign government actions, political instability or lack of adequate and/or accurate information. These risks are higher in emerging markets. To the extent that the Surviving Fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations. The Fund may also hedge from one foreign currency to another. However, the Surviving Fund does not typically use this strategy for its emerging markets currency exposure. Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of under-performance.

         Adverse market conditions may from time to time cause the Surviving Fund to take temporary defensive positions that are inconsistent with its principal investment strategies and may hinder the Fund from achieving its investment objective.

         The Surviving Fund may buy when-issued and delayed delivery securities.

         The Surviving Fund may invest in derivatives such as futures, options, swaps and forward foreign currency contracts that are used for hedging the portfolio or specific securities. These derivatives may not fully offset the underlying positions. This could result in losses to the Fund that would not have otherwise occurred. Derivatives used for risk management may not have the intended effects and may result in losses or missed opportunities. The counterparty to a derivatives contract could default. Certain types of derivatives involve costs that can reduce returns. Derivatives that involve leverage could magnify losses.

         The Surviving Fund may lend some of its portfolio securities in order to earn income. When the Surviving Fund lends a security, there is a risk that the loaned securities may not be returned if the borrower defaults. The collateral the Surviving Fund receives from the borrower will be subject to the risks of the securities in which it is invested.

         The Surviving Fund may invest in illiquid securities. The Surviving Fund could have difficulty valuing these holdings precisely. The Surviving Fund could be unable to sell these securities at the time or price desired.

         The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity. Increased trading would raise the Surviving Fund's transaction costs. Increased short-term capital gain distributions would raise shareholders' income tax liability.

         An investment in the Surviving Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money if you sell when the Surviving Fund's share price is lower than when you invested.

               INFORMATION RELATING TO THE PROPOSED REORGANIZATION

GENERAL

         The terms and conditions under which the Reorganization may be consummated are set forth in the Reorganization Plan. Significant provisions of the Reorganization Plan are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Plan, a copy of which is attached as Appendix A to this Combined Prospectus/Proxy Statement and which is incorporated herein by reference.

DESCRIPTION OF THE REORGANIZATION PLAN

         In connection with the Reorganization and the Concurrent Reorganization, the Merging Fund will cease investing in the Merging Fund Master Portfolio. The Reorganization Plan provides that at the Effective Time (as defined in the Reorganization Plan) of the Reorganization, the assets and liabilities of the Merging Fund will be transferred to and assumed by the Surviving Fund. In exchange for the transfer of the assets and the assumption of the liabilities of the Merging Fund, JPMF will issue at the Effective Time of the Reorganization full and fractional (a) Class A Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding Class A Shares of the Merging Fund and (b) Class B Shares of the Surviving Fund equal in aggregate dollar value to the aggregate net asset value of full and fractional outstanding Class B Shares of the Merging Fund, in each case as determined at the valuation time specified in the Reorganization Plan. The Reorganization Plan provides that the Merging Fund will declare a dividend or dividends prior to the Effective Time of the Reorganization which, together with all previous dividends, will have the effect of distributing to Merging Fund Shareholders all undistributed net investment income earned and net capital gain realized up to and including the Effective Time of the Reorganization.

         Following the transfer of assets to, and the assumption of the liabilities of the Merging Fund by, the Surviving Fund, the Merging Fund will distribute Surviving Fund Shares received by it to the Merging Fund Shareholders in liquidation of the Merging Fund. Each Merging Fund Shareholder at the Effective Time of the Reorganization will receive an amount of Class A Shares or Class B Shares, as the case may be, with a total net asset value equal to the net asset value of their Merging Fund Shares plus the right to receive any dividends or distributions which were declared before the Effective Time of the Reorganization but that remained unpaid at that time with respect to the shares of the Merging Fund.

         The Surviving Fund expects to maintain most of the portfolio investments of the Merging Fund in light of the similar investment policies of the Merging Fund and the Surviving Fund.

         After the Reorganization, all of the issued and outstanding shares of the Merging Fund shall be canceled on the books of the Merging Fund and the stock transfer books of the Merging Fund will be permanently closed.

         The Reorganization is subject to a number of conditions, including without limitation: approval of the Reorganization Plan and the transactions contemplated thereby described in this Combined Prospectus/Proxy Statement by the Merging Fund Shareholders; the receipt of a legal opinion from Simpson Thacher & Bartlett with respect to certain tax issues, as more fully described in "Federal Income Tax Consequences" below; and the parties' performance in all material respects of their respective agreements and undertakings in the Reorganization Plan. Assuming satisfaction of the conditions in the Reorganization Plan, the Effective Time of the Reorganization will be on August 11, 2001 or such other date as is agreed to by the parties.

         In addition, the consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

         The expenses of the Funds in connection with the Reorganization will be borne by JPMC.

         The Reorganization Plan and the Reorganization described herein may be abandoned at any time prior to the Effective Time of the Reorganization by either party if a material condition to the performance of such party under the Reorganization Plan or a material covenant of the other party is not fulfilled by the date specified in the Reorganization Plan or if there is a material default or material breach of the Reorganization Plan by the other party. In addition, either party may terminate the Reorganization Plan if its trustees determine that proceeding with the Reorganization Plan is not in the best interests of their Fund's shareholders.

BOARD CONSIDERATIONS

         The JPMF Board met on March 26 and 27, 2001 and the MFT Board met on April 3, 2001, and each considered and discussed the proposed Reorganization. The Trustees of each Board discussed the advantages of reorganizing the Merging Fund into the Surviving Fund.

         The Board of each trust has determined that it is in the best interests of the Fund's shareholders to combine the Merging Fund with the Surviving Fund. This Reorganization is part of the general integration of the J.P. Morgan and former Chase Vista funds into a single mutual fund complex. In reaching the conclusion that the Reorganization is in the best interests of Fund shareholders, each Board considered a number of factors including, among others: the terms of the Reorganization Plan; a comparison of each Fund's historical and projected expense ratios; the comparative investment performance of the Merging Fund and the Surviving Fund; the anticipated effect of such Reorganization on the relevant Fund and its shareholders; the investment advisory services supplied by the Surviving Fund's investment adviser; the management and other fees payable by the Surviving Fund; the similarities and differences in the investment objectives and policies of the Merging Fund and the Surviving Fund; and the recommendations of the relevant Fund's current investment adviser with respect to the proposed Reorganization.

         Each Board determined that the Funds have generally similar investment objectives and policies. They noted that the Reorganization could permit the shareholders of the Merging Fund to pursue similar investment goals in a larger fund that has generally had better historical performance. A larger fund should enhance the ability of the investment adviser to effect portfolio transactions on more favorable terms and provide greater flexibility and the ability to select a larger number of portfolio securities. This could result in increased diversification for shareholders. In addition, the larger aggregate asset base could, over time, result in lower overall expense ratios for shareholders through the spreading of both fixed and variable costs of operations over a larger asset base. As a general rule, economies of scale may be realized with respect to fixed expenses, such as costs of printing and fees for professional services, although expenses that are based on the value of assets or the number of shareholder accounts, such as custody fees, would be largely unaffected by the Reorganization.

         Each Board also considered benefits expected to arise as a result of the Reorganization. Among these benefits, the Board noted that Surviving Fund Shareholders would be able to exchange into a larger number and greater variety of funds and the Surviving Fund would also benefit from the administrator's overall intent to enhance its ability effectively to monitor and oversee the quality of all service providers to the fund, including the investment adviser.

         Finally, the Board considered the expenses related to the Reorganization. The Board noted the administrator's undertaking to waive fees or reimburse the Surviving Fund's expenses so that the total expense ratio of each share class of the Merging Fund does not increase during the period specified in the expense table. Additional important factors were that all costs and expenses of the Reorganization would be borne by JPMC and the fact that the Board was advised that Reorganization would constitute a tax-free reorganization.

         After considering the foregoing factors, together with such information as it believed to be relevant, and in light of its fiduciary duties under federal and state law, each Board determined that the proposed Reorganization is in the best interests of the applicable Fund and its shareholders, determined the interests of the shareholders would not be diluted as a result of the Reorganization, approved the Reorganization Plan and directed that the Reorganization Plan be submitted to the Merging Fund Shareholders for approval.

         THE MFG BOARD UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS VOTE "FOR" THE PROPOSAL.

         The MFG Board has not determined what action the Merging Fund will take in the event shareholders do not approve the Reorganization Plan or for any reason the Reorganization is not consummated. In either such event, the Board will consider other appropriate courses of action.

                  INFORMATION RELATING TO CONCURRENT REORGANIZATION

         The terms and conditions under which the Concurrent Reorganization may be consummated are set forth in reorganization plans which are substantially similar to the Reorganization Plan you are considering. As a result of the Reorganization and the Concurrent Reorganization, the Merging Fund will no longer invest its assets in the Merging Fund Master Portfolio, and the Surviving Fund will no longer invest its assets in the Surviving Fund Master Portfolio. The consummation of the Reorganization is contingent upon the consummation of the Concurrent Reorganization.

FEDERAL INCOME TAX CONSEQUENCES

         Consummation of the Reorganization is subject to the condition that MFG receive an opinion from Simpson Thacher & Bartlett to the effect that for federal income tax purposes: (i) the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for the Surviving Fund Shares and the liquidating distributions to shareholders of the Surviving Fund Shares so received, as described in the Reorganization Plan, will constitute a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and with respect to the Reorganization, the Merging Fund and the Surviving Fund will each be considered "a party to a reorganization" within the meaning of Section 368(b) of the Code;
(ii) no gain or loss will be recognized by the Merging Fund as a result of such transaction; (iii) no gain or loss will be recognized by the Surviving Fund as a result of such transaction; (iv) no gain or loss will be recognized by the Merging Fund Shareholders on the distribution to the Merging Fund Shareholders of the Surviving Fund Shares solely in exchange for their Merging Fund Shares;
(v) the aggregate basis of shares of the Surviving Fund received by a shareholder of the Merging Fund will be the same as the aggregate basis of such Merging Fund Shareholder's Merging Fund Shares immediately prior to the Reorganization; (vi) the basis of the Surviving Fund in the assets of the Merging Fund received pursuant to such transaction will be the same as the basis of such assets in the hands of the Merging Fund immediately before such transaction; (vii) a Merging Fund Shareholder's holding period for the Surviving Fund Shares will be determined by including the period for which such Merging Fund Shareholder held the Merging Fund Shares exchanged therefor, provided that the Merging Fund Shareholder held such Merging Fund Shares as a capital asset; and (viii) the Surviving Fund's holding period with respect to the assets received in the Reorganization will include the period for which such assets were held by the Merging Fund.

         MFG has not sought a tax ruling from the Internal Revenue Service (the "IRS"), but is acting in reliance upon the opinion of counsel discussed in the previous paragraph. That opinion is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning the potential tax consequences to them, including state and local income taxes.

                  CAPITALIZATION

         Because the Merging Fund will be combined with the Surviving Fund in the Reorganization as well as another fund as a result of the Concurrent Reorganization, the total capitalization of the Surviving Fund after the Reorganization and the Concurrent Reorganization is expected to be greater than the current capitalization of the Merging Fund. The following table sets forth as of November 30, 2000: (i) the capitalization of the Merging Fund; (ii) the capitalization of the Surviving Fund; and (iii) the pro forma capitalization of the Surviving Fund as adjusted to give effect to the Reorganization and the Concurrent Reorganization. There is, of course, no assurance that the Reorganization and the Concurrent Reorganization will be consummated. Moreover, if consummated, the capitalizations of the Surviving Fund and the Merging Fund are likely to be different at the Effective Time of the Reorganization as a result of fluctuations in the value of portfolio securities of each Fund and daily share purchase and redemption activity in each Fund. Please note that the Surviving Fund currently has one class of shares. In connection with the Reorganization and the Concurrent Reorganization, this class will be renamed "Institutional Class" and the Class A, Class B and Select Class share classes will be introduced.

                    PRO FORMA WITH CONCURRENT REORGANIZATION
              (AMOUNTS IN THOUSANDS, EXCEPT FOR PER SHARE AMOUNTS)

                                         BENEFICIAL          SHARES         NET ASSETS      NET ASSET
                                          INTEREST         OUTSTANDING                      VALUE PER
                                         OUTSTANDING                                          SHARE
J.P. MORGAN FUNDS                           6,995                -            $79,408        $11.35
J.P. Morgan International
Opportunities Fund
J.P. Morgan Institutional                  40,484                -           $461,016        $11.39
International Opportunities Fund to (Surviving Fund)

J.P. MORGAN FLEMING INTERNATIONAL
EQUITY FUND (MERGING FUND)
Class A                                      -                 2,295          $29,752        $12.96
Class B                                      -                  502           $ 6,340        $12.63

PRO FORMA SURVIVING FUND
WITH CONCURRENT REORGANIZATION
Class A                                      -                 2,613          $29,752        $11.39
Class B                                      -                  557           $ 6,340        $11.39
Select                                       -                 6,973          $79,408        $11.39
Institutional                                -                40,484         $461,016        $11.39



                               INVESTMENT POLICIES

         The following discussion summarizes some of the investment policies of the Surviving Fund. Except as noted below, the Merging Fund generally has similar investment policies to those of the Surviving Fund. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

OBJECTIVE

         The investment objective of the Surviving Fund is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. The Surviving Fund may change its objective without shareholder approval. THE INVESTMENT OBJECTIVE OF THE MERGING FUND IS TO SEEK TOTAL RETURN FROM LONG-TERM CAPITAL GROWTH AND INCOME. TOTAL RETURN CONSISTS OF CAPITAL GROWTH AND CURRENT INCOME THE MERGING FUND MAY NOT CHANGE ITS OBJECTIVE WITHOUT SHAREHOLDER APPROVAL.

MAIN INVESTMENT STRATEGIES

         Following the Reorganization, the Surviving Fund will invest its assets directly in portfolio securities. THE MERGING FUND INVESTS ITS ASSETS IN THE MERGING FUND MASTER PORTFOLIO, WHICH IN TURN INVESTS IN PORTFOLIO SECURITIES.

         The Surviving Fund's assets are invested primarily in companies from developed markets other than the U.S. The Fund's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world. UNDER NORMAL CONDITIONS, THE MERGING FUND INVESTS AT LEAST 65% OF ITS TOTAL ASSETS IN A BROAD PORTFOLIO OF EQUITY SECURITIES OF ESTABLISHED FOREIGN COMPANIES OF VARIOUS SIZES, INCLUDING FOREIGN SUBSIDIARIES OF U.S. COMPANIES. IN ADDITION TO THE REGIONS WHERE THE SURVIVING FUND INVESTS, THE MERGING FUND MAY INVEST A SUBSTANTIAL PORTION OF ITS ASSETS IN FAR EAST COUNTRIES (INCLUDING JAPAN, HONG KONG, SINGAPORE AND MALAYSIA). THE MERGING FUND

SEEKS TO DIVERSIFY ITS PORTFOLIO BY INVESTING IN AT LEAST THREE ISSUERS IN SEVERAL COUNTRIES OTHER THAN THE UNITED STATES.

         The Surviving Fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to JPMIM's proprietary research, while underweighting or avoiding those that appear overvalued. The Fund's country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), the Fund's benchmark.

         Under normal circumstances, the Surviving Fund plans to remain fully invested, with at least 65% of its assets in stocks; stock investments may include convertible securities, preferred stocks, depository receipts (such as ADRs and EDRs), trust or partnership interests, warrants, rights, and investment company securities. The Fund seeks to limit risk and enhance performance through active management, country allocation and diversification. During severe market downturns, the Surviving Fund may invest up to 100% of its assets in investment grade short-term securities.

         The Surviving Fund manages the currency exposure of its foreign investments relative to its benchmark, and it may hedge a portion of its foreign currency exposure into the U.S. dollar from time to time.

         The Surviving Fund is diversified under the 1940 Act. THE MERGING FUND IS NOT DIVERSIFIED UNDER THE 1940 ACT.

         The Surviving Fund may invest in when-issued and delayed delivery securities, and uses segregated accounts to offset leverage risk.

         The Surviving Fund uses derivatives, such as futures, options, swaps and forward foreign currency contracts, for hedging and for risk management (i.e., to establish or adjust exposure to particular securities, markets, or currencies); risk management may include management of the Fund's exposure relative to its benchmark. The Surviving Fund only establishes hedges that JPMIM expects will be highly correlated with underlying positions. While the Fund may use derivatives that incidentally involve leverage, it does not use them for the specific purpose of leveraging its portfolio.

         JPMIM maintains a list of approved borrowers for securities lending. The Fund receives collateral equal to at least 100% of the current value of securities loaned and the lending agents indemnify the Fund against borrower default. JPMIM's collateral investment guidelines limit the quality and duration of collateral investment to minimize losses. Upon recall, the borrower must return the securities loaned within the normal settlement period. While both the Surviving Fund and the Merging Fund may engage in securities lending, neither generally does so.

         The Surviving Fund may not invest more than 15% of net assets in illiquid holdings. To maintain adequate liquidity to meet redemptions, the Surviving Fund may hold investment grade short-term securities (including repurchase agreements and reverse repurchase agreements) and, for temporary or extraordinary purposes, may borrow from banks up to 33-1/3% of the value of its total assets.

         The Surviving Fund may use short-term trading to take advantage of attractive or unexpected opportunities or to meet demands generated by shareholder activity.

INVESTMENT RESTRICTIONS

         The Surviving Fund and the Merging Fund have each adopted the following investment restrictions which may not be changed without approval by a "majority of the outstanding shares" of a Fund which means the vote of the lesser of (i) 67% or more of the shares of a Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy, and (ii) more than 50% of the outstanding shares of a Fund.

--------------------------------------------------------------------------------
        SURVIVING FUND                              MERGING FUND
--------------------------------------------------------------------------------
The Surviving Fund may not make any     While the Merging Fund is also
investment inconsistent with its        diversified under the 1940 Act it
classification as a diversified         is not subject to a similar
investment company under the 1940       fundamental restriction.
Act.
--------------------------------------------------------------------------------
The Surviving Fund may not purchase     The Merging Fund may not purchase
any security which would cause it       the securities of any issuer (other
to concentrate its investments in       than securities issued or
the securities of issuers primarily     guaranteed by the U.S. government
engaged in any particular industry      or any of its agencies or
except as permitted by the              instrumentalities, or repurchase
Commission.                             agreements secured thereby) if, as
                                        a result, more than 25% of the
                                        Merging Fund's total assets would
                                        be invested in the securities of
                                        companies whose principal business
                                        activities are in the same
                                        industry. Notwithstanding the
                                        foregoing, with respect to the
                                        Merging Fund's permissible futures
                                        and options transactions in U.S.
                                        Government securities, positions in
                                        such options and futures shall not
                                        be subject to this restriction.
--------------------------------------------------------------------------------
The Surviving Fund may not borrow       The Merging Fund may not borrow
money, except to the extent             money, except for temporary or
permitted by applicable law.            emergency purposes, or by engaging
                                        in reverse repurchase transactions,
                                        in an amount not exceeding 33-1/3%
                                        of the value of its total assets at
                                        the time when the loan is made and
                                        may pledge, mortgage or hypothecate
                                        no more than 1/3 of its net assets
                                        to secure such borrowings. Any
                                        borrowings representing more than
                                        5% of the Merging Fund's total
                                        assets must be repaid before the
                                        Merging Fund may make additional
                                        investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        SURVIVING FUND                              MERGING FUND
--------------------------------------------------------------------------------
The Surviving Fund may not purchase     The Merging Fund may not purchase
or sell commodities or commodity        or sell physical commodities unless
contracts unless acquired as a          acquired as a result of ownership
result of ownership of securities       of securities or other instruments
or other instruments issued by          but this shall not prevent the Fund
persons that purchase or sell           from (i) purchasing or selling
commodities or commodities              options and futures contracts or
contracts; but this shall not           from investing in securities or
prevent the Surviving Fund from         other instruments backed by
purchasing, selling and entering        physical commodities or (ii)
into financial futures contracts        engaging in forward purchases or
(including futures contracts on         sales of foreign currencies or
indices of securities, interest         securities.
rates and currencies), options on
financial futures contracts
(including futures contracts on
indices of securities, interest
rates and currencies), warrants,
swaps, forward contracts, foreign
currency spot and forward contracts
or other derivative instruments
that are not related to physical
commodities.
--------------------------------------------------------------------------------
The Surviving Fund may make loans       The Merging Fund may not make
to other persons, in accordance         loans, except that the Merging Fund
with the Fund's investment              may: (i) purchase and hold debt
objective and policies and to the       instruments (including without
extent permitted by applicable law.     limitation, bonds, notes,
                                        debentures or other obligations and
                                        certificates of deposit, bankers'
                                        acceptances and fixed time
                                        deposits) in accordance with its
                                        investment objectives and policies;
                                        (ii) enter into repurchase
                                        agreements with respect to
                                        portfolio securities; and (iii)
                                        lend portfolio securities with a
                                        value not in excess of one-third of
                                        the value of its total assets.
--------------------------------------------------------------------------------

         Neither Fund may issue senior securities, except as permitted under the 1940 Act or any rule, order or interpretation thereunder.

         Neither Fund may underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed an underwriter within the meaning of the Securities Act of 1933, as amended.

         Neither Fund may purchase or sell real estate (including, for the Merging Fund, real estate limited partnerships), except that, to the extent permitted by applicable law, each Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate and (b) invest in securities or other instruments issued by issuers that invest in real estate.

         Notwithstanding any other investment policy or restriction, each of the Merging Fund and the Surviving Fund may seek to achieve its investment objective by investing all of its assets in another investment company having substantially the same investment objective and policies as such Fund.

         Although the Surviving Fund currently invests all of its assets in the Surviving Fund Master Portfolio, following the Reorganization, the Surviving Fund will invest directly in portfolio securities.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS. The investment restrictions described below are not fundamental policies of the Surviving Fund and/or the Merging Fund and may be changed by their respective Trustees.

--------------------------------------------------------------------------------
        SURVIVING FUND                              MERGING FUND
--------------------------------------------------------------------------------
The Surviving Fund may not acquire      The Merging Fund may not invest
any illiquid securities, such as        more than 15% of its net assets in
repurchase agreements with more         illiquid securities.
than seven days to maturity or
fixed time deposits with a duration
of over seven calendar days, if as
a result thereof, more than 15% of
the market value of the Surviving
Fund's net assets would be in
investments which are illiquid.
--------------------------------------------------------------------------------
The Surviving Fund may not purchase     The Merging Fund may not make short
securities on margin, make short        sales of securities, other than
sales of securities, or maintain a      short sales "against the box," or
short position, provided that this      purchase securities on margin
restriction shall not be deemed to      except for short-term credits
be applicable to the purchase or        necessary for clearance of
sale of when-issued or delayed          portfolio transactions, provided
delivery securities, or to short        that this restriction will not be
sales that are covered in               applied to limit the use of
accordance with Commission rules.       options, futures contracts and
                                        related options, in the manner
                                        otherwise permitted by the
                                        investment restrictions, policies
                                        and investment program of the Fund.
                                        The Merging Fund does not have the
                                        current intention of making short
                                        sales against the box.
--------------------------------------------------------------------------------
The Surviving Fund may not acquire      Except as otherwise specified
securities of other investment          herein, the Merging Fund may invest
companies, except as permitted by       in securities of other investment
the 1940 Act or any order pursuant      companies to the extent permitted
thereto.                                by the applicable federal
                                        securities law.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        SURVIVING FUND                              MERGING FUND
--------------------------------------------------------------------------------
The Surviving Fund is not subject       The Merging Fund may not, with
to a similar non-fundamental            respect to 50% of its assets, hold
restriction, although as a matter       more than 10% of the outstanding
of fundamental policy the Surviving     voting securities of any issuer.
Fund may not make any investment
inconsistent with its
classification as a diversified
investment company under the 1940
Act..
--------------------------------------------------------------------------------
The Surviving Fund is not subject       The Merging Fund may not purchase
to a similar non-fundamental            or sell interests in oil, gas or
restriction.                            mineral leases.
--------------------------------------------------------------------------------
The Surviving Fund is not subject       The Merging Fund may not write,
to a similar non-fundamental            purchase or sell any put or call
restriction.                            option or any combination thereof,
                                        provided that this shall not
                                        prevent (i) the writing, purchasing
                                        or selling of puts, calls or
                                        combinations thereof with respect
                                        to portfolio securities or (ii)
                                        with respect to the Merging Fund's
                                        permissible futures and options
                                        transactions, the writing,
                                        purchasing, ownership, holding or
                                        selling of futures and options
                                        positions or of puts, calls or
                                        combinations thereof with respect
                                        to futures.
--------------------------------------------------------------------------------

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.


                      PURCHASES, REDEMPTIONS AND EXCHANGES

         Following the Reorganization, the procedures for purchases, redemptions and exchanges of shares of the Surviving Fund will be similar to those of the Merging Fund. Please note that the Surviving Fund currently has one class of shares. In connection with the Reorganization and the Concurrent Reorganizations, this class will be renamed "Institutional Class" and the Class A, Class B and Select Class share classes will be introduced. The following discussion reflects the new class structure. This section is qualified in its entirety by the discussion in the Prospectus and Statement of Additional Information of the Surviving Fund, which are incorporated herein by reference.

SALES CHARGES

         There is normally a sales charge (sometimes called a "load") to buy Class A Shares of the Surviving Fund, and a deferred sales charge imposed if you sell Class B Shares of the Surviving Fund within six years of purchase. Following the Reorganization, the schedules of loads and deferred sales charges for the Surviving Fund will be identical to those for the Merging Fund. There are also ongoing charges that holders of Class A and Class B Shares pay as long as they own their shares, as more fully explained below.

         The Merging Fund Shareholders holding Class A Shares will receive Class A Shares in the Reorganization but will not have to pay a sales charge. The Merging Fund Shareholders holding Class B Shares will receive Class B Shares in the Reorganization, as applicable, but will not have to pay a deferred sales charge as a result of the Reorganization. Instead, for purposes of calculating the deferred sales charge, the amount of time such shareholder held Class B Shares of the Merging Fund will be added to the amount of time they hold Class B Shares of the Surviving Fund.

CONVERSION OF CLASS B SHARES TO CLASS A SHARES

         Class B Shares automatically convert into Class A Shares at the beginning of the ninth year after such shares were purchased. For purposes of calculating the conversion to Class A Shares, the amount of time a shareholder held Class B Shares of the Merging Fund will be added to the amount of time such shareholder holds Class B Shares of the Surviving Fund.

12b-1 FEES

         The Distributor is the distributor for the Surviving Fund. The Surviving Fund will adopt a Rule 12b-1 distribution plan for Class A and Class B Shares under which it will pay annual distribution fees of up to 0.25% of the average daily net assets attributable to Class A Shares and annual distribution fees of up to 0.75% of the average daily net assets attributable to Class B Shares. A similar 12b-1 distribution plan (with annual distribution fees of up to 0.25% and 0.75%, respectively) is currently in effect for Class A Shares and Class B Shares of the Merging Fund.

         This payment covers such things as compensation for services provided by broker-dealers and expenses connected with the sale of shares. Payments are not tied to actual expenses incurred.

         Because 12b-1 expenses are paid out of the Surviving Fund's assets on an ongoing basis, over time these fees will increase the cost of a shareholder's investment and may cost more than other types of sales charges used by other mutual funds.

BUYING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO PURCHASES OF THE SURVIVING FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

         The price shareholders pay for their shares is the net asset value per share (NAV), plus any applicable sales charge. NAV is the value of everything the Surviving Fund owns, minus everything it owes, divided by the number of shares held by investors. The Surviving Fund generally values its assets at fair market values but may use fair value if market prices are unavailable.

         The NAV of each class of the Surviving Fund's shares is generally calculated once each day at the close of regular trading on the New York Stock Exchange. A shareholder will pay the next NAV calculated after the JPMorgan Funds Service Center (the "Center") receives that shareholder's order in proper form. An order is in proper form only after payment is converted into federal funds.

         The Center accepts purchase orders on any business day that the New York Stock Exchange is open. If an order is received in proper form by the close of regular trading on the New York Stock Exchange, it will be processed at that day's price and the purchaser will be entitled to all dividends declared on that day. If an order is received after the close of regular trading on the New York Stock Exchange, it will generally be processed at the next day's price. If a purchaser pays by check for Surviving Fund shares before the close of regular trading on the New York Stock Exchange, it will generally be processed the next day the Fund is open for business. The Surviving Fund invests in securities that are primarily listed on foreign exchanges and therefore may trade on days when the New York Stock Exchange is not open. This means that the Surviving Fund's NAV may fluctuate on days when you cannot buy or sell shares.

         If a shareholder buys through an agent and not directly from the Center, the agent could set earlier cut-off times. Each shareholder must provide a Social Security Number or Taxpayer Identification Number when opening an account.

         The Surviving Fund has the right to reject any purchase order for any reason.

         For Class A and Class B Shares, checks should be made out to JPMorgan Funds in U.S. dollars. Credit cards, cash, or checks from a third party will not be accepted. Shares bought by check may not be sold for 15 calendar days. Shares bought through an automated clearing house cannot be sold until the payment clears. This could take more than seven business days. Purchase orders will be canceled if a check does not clear and the investor will be responsible for any expenses and losses to the Fund. Orders by wire will be canceled if the Center does not receive payment by 4:00 p.m., Eastern time, on the day the shareholder buys.

         Shareholders seeking to buy Class A or Class B Shares through an investment representative should instruct their representative to contact the Surviving Fund. Such representatives may charge investors a fee and may offer additional services, such as special purchase and redemption programs, "sweep" programs, cash advances and redemption checks. Such representative may set different minimum investments and earlier cut-off times.

         A systematic investment plan is available for Class A and Class B
Shares.

SELLING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO SALES OF THE SURVIVING FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION AND REFLECTS THE NEW CLASS STRUCTURE.

         Shares of the Surviving Fund may be sold on any day the Center is open for trading, either directly to the Fund or through an investment representative. Shareholders of the Surviving Fund will receive the next NAV calculated after the Center accepts his or her sale order less any applicable deferred sales charge.

         Under normal circumstances, if a request is received before the close of regular trading on the New York Stock Exchange, the Surviving Fund will send the proceeds the next business day. An order to sell shares will not be accepted if the Surviving Fund has not collected payment for the shares. The Surviving Fund may stop accepting orders to sell and may postpone payments for more than seven days, as federal securities laws permit.

         Generally, proceeds are sent by check, electronic transfer or wire for Class A and Class B Shares. However, for Class A and Class B, if a shareholder's address of record has changed within the 30 days prior to the sale request or if more than $25,000 of shares is sold by phone, proceeds will be sent by electronic transfer or wire only to the bank account on the Surviving Fund's records.

         For Class A and Class B Shares, a shareholder will need to have his or her signature guaranteed if he or she wants payment to be sent to an address other than the one in the Surviving Fund's records. Additional documents or a letter from a surviving joint owner may also be needed.

         A shareholder who purchased through an investment representative should contact that representative, who will send the necessary documents to the Center. The representative might charge a fee for this service.

         Shareholders may also sell their shares by contacting the Center directly. Class A and Class B shareholders may call 1-800-348-4782.

         A systematic withdrawal plan is available for Class A and Class B
Shares.

EXCHANGING SURVIVING FUND SHARES

         THE FOLLOWING DISCUSSION APPLIES TO EXCHANGES OF THE SURVIVING FUND SHARES THAT YOU MIGHT MAKE AFTER THE REORGANIZATION.

         Shares of the Surviving Fund may be exchanged for shares of the same class in certain other JPMorgan Funds.

         For tax purposes, an exchange is treated as a sale of those shares. Shareholders should carefully read the prospectus of the fund into which they want to exchange. Shareholders who exchange must meet any minimum investment requirements and may have to pay a sales commission.

         The exchange privilege is not a means of short-term trading as this could increase management cost and affect all shareholders of the Surviving Fund. The Surviving Fund reserves the right to limit the number of exchanges or refuse an exchange. Each exchange privilege may also be terminated. The Surviving Fund charges an administration fee of $5 for each exchange if an investor makes more than 10 exchanges in a year or three in a quarter.

OTHER INFORMATION CONCERNING THE SURVIVING FUND

         For Class A and Class B Shares, the Surviving Fund may close an account if the balance falls below $500. The Surviving Fund may also close the account if an investor is in the systematic investment plan and fails to meet investment minimums over a 12-month period. At least 60 days' notice will be given before closing the account.

         Unless a shareholder indicates otherwise on his or her account application, the Surviving Fund is authorized to act on redemption and transfer instructions received by phone. If someone trades on an account by phone, the Surviving Fund will ask that person to confirm the account registration and address to make sure they match those in the Surviving Fund records. If they do correspond, the Surviving Fund is generally authorized to follow that person's instructions. The Surviving Fund will take all reasonable precautions to confirm that the instructions are genuine. Investors agree that they will not hold the Surviving Fund liable for any loss or expenses from any sales request, if the Fund takes reasonable precautions. The Surviving Fund will be liable for any losses to a shareholder from an unauthorized sale or fraud against such shareholder if the Fund does not follow reasonable procedures.

         It may not always be possible to reach the Center by telephone. This may be true at times of unusual market changes and shareholder activity. In that event, shareholders can mail instructions to the Surviving Fund or contact their investment representative or agent. The Surviving Fund may modify or cancel the sale of shares by phone without notice.

         JPMF, on behalf of the Survivng Fund has entered into agreements with certain shareholder servicing agents (including The Chase Manhattan Bank) under which the shareholder servicing agents agree to provide certain support services to their customers. For performing these services, each shareholder servicing agent will receive an annual fee of up to 0.25% of the average daily net assets of the Class A and Class B Shares held by investors serviced by the shareholder servicing agent. The Merging Fund likewise has similar arrangements with respect to its Class A and Class B Shares.

         JPMIM and/or the Distributor may, at their own expense, make additional payments to certain selected dealers or other shareholder servicing agents for performing administrative services for their customers.

         The Surviving Fund will issue multiple classes of shares. Each class may have different requirements for who may invest, and may have different sales charges and expense levels. A person who gets compensated for selling Fund shares may receive a different amount for each class.

                             DISTRIBUTIONS AND TAXES

         Each Fund can earn income and realize capital gain. Each Fund will deduct from these earnings any expenses and then pay to shareholders the distributions.

         Each Fund generally distributes any net investment income at least annually. Net capital gain is distributed annually. You have three options for your Surviving Fund distributions. You may:

         -   reinvest all of them in additional Fund shares;

         - take distributions of net investment income in cash or as a deposit in a pre-assigned bank account and reinvest distributions of net capital gain in additional shares; or

         - take all distributions in cash or as a deposit in a pre-assigned bank account.

         If you don't notify us otherwise, we'll reinvest all distributions. If your distributions are reinvested, they will be in the form of shares of the same class. The taxation of dividends won't be affected by the form in which you receive them.

         Dividends of net investment income are usually taxable as ordinary income at the federal, state and local levels. The state or municipality where you live may not charge you state and local taxes on tax-exempt interest earned on certain bonds.

         Dividends earned on bonds issued by the U.S. government and its agencies may also be exempt from some types of state and local taxes.

         If you receive distributions of net capital gain, the tax rate will be based on how long the Surviving Fund held a particular asset, not on how long you have owned your shares. If you buy shares just before a distribution, you will pay tax on the entire amount of the taxable distribution you receive, even though the NAV will be higher on that date because it includes the distribution amount.

         Investment income received by the Surviving Fund from sources in foreign countries may be subject to foreign taxes withheld at the source. Since it is anticipated that more than 50% of the Fund's assets at the close of its taxable year will be in securities of foreign corporations, the Fund may elect to "pass through" to its shareholders the foreign taxes that it paid.

         Early in each calendar year, the Surviving Fund will send its shareholders a notice showing the amount of distributions received in the preceding year and the tax status of those distributions.

         The above is only a general summary of tax implications of investing in the Surviving Fund. Shareholders should consult their tax advisors to see how investing in the Surviving Fund will affect their own tax situation.

                        COMPARISON OF THE MERGING FUND'S
                            AND THE SURVIVING FUND'S
                             ORGANIZATION STRUCTURE

         There are no material differences in the organizational structure of the Merging Fund and the Surviving Fund. Set forth below are descriptions of the structure, voting rights, shareholder liability and the liability of Trustees.

STRUCTURE OF THE MERGING FUND

         The Merging Fund is organized as a series of MFG, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, MFG's operations are governed by MFG's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Merging Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

STRUCTURE OF THE SURVIVING FUND

         The Surviving Fund is organized as a series of JPMF, which is organized under the law of the Commonwealth of Massachusetts. As a Massachusetts business trust, JPMF's operations are governed by JPMF's Declaration of Trust and By-Laws and applicable Massachusetts law. The operations of the Surviving Fund are also subject to the provisions of the 1940 Act and the rules and regulations thereunder.

TRUSTEES AND OFFICERS

         Subject to the provisions of its trust documents, the business of the Merging Fund is managed by MFG's Trustees and the business of the Surviving Fund is managed by JPMF's Trustees, who serve indefinite terms and have all powers necessary or convenient to carry out their responsibilities.

         Information concerning the current Trustees and officers of MFG and JPMF is set forth in the Funds' respective Statements of Additional Information, which are incorporated herein by reference.

SHARES OF FUNDS

         Each of MFG and JPMF is a trust with an unlimited number of authorized shares of beneficial interest, which may be divided into series or classes thereof. Each Fund is one series of a trust and may issue multiple classes of shares. Each share of a series or class of a trust represents an equal proportionate interest in that series or class with each other share of that series or class. The shares of each series or class of either MFG or JPMF participate equally in the earnings, dividends and assets of the particular series or class. Fractional shares have proportionate rights to full shares. Expenses of MFG or JPMF that are not attributable to a specific series or class will be allocated to all the series of that trust in a manner believed by its board to be fair and equitable. Generally, shares of each series will be voted separately, for example, to approve an investment advisory agreement. Likewise, shares of each class of each series will be voted separately, for example, to approve a distribution plan, but shares of all series and classes vote together, to the extent required by the 1940 Act, including for the election of Trustees. Neither MFG nor JPMF is required to hold regular annual meetings of shareholders, but may hold special meetings from time to time. There are no conversion or preemptive rights in connection with shares of either MFG or JPMF.

SHAREHOLDER VOTING RIGHTS

         A vacancy in the Board of either MFG or JPMF resulting from the resignation of a Trustee or otherwise may be filled similarly by a vote of a majority of the remaining Trustees then in office, subject to the 1940 Act. In addition, Trustees may be removed from office by a vote of holders of shares representing two-thirds of the outstanding shares of each portfolio of that trust. A meeting of shareholders shall be held upon the written request of the holders of shares representing not less than 10% of the outstanding shares entitled to vote on the matters specified in the written request. Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

SHAREHOLDER LIABILITY

         Under Massachusetts law, shareholders of either MFG or JPMF could, under certain circumstances, be held personally liable as partners for the obligations of that trust. However, the Declaration of Trust of each of MFG and JPMF disclaims shareholder liability for acts or obligations of that trust and provides for indemnification and reimbursement of expenses out of trust property for any shareholder held personally liable for the obligations of that trust. Each of MFG and JPMF may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of that trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability generally is limited to circumstances in which both inadequate insurance existed and the trust itself was unable to meet its obligations.

LIABILITY OF DIRECTORS AND TRUSTEES

         Under the Declaration of Trust of each of MFG and JPMF, the Trustees of that trust are personally liable only for bad faith, willful misfeasance, gross negligence or reckless disregard of their duties as Trustees. Under the Declaration of Trust of each of MFG and JPMF, a Trustee or officer will generally be indemnified against all liability and against all expenses reasonably incurred or paid by such person in connection with any claim, action, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of such person being or having been a Trustee or officer and against amounts paid or incurred by such person in the settlement thereof.

         The foregoing is only a summary of certain organizational and governing documents and Massachusetts business trust law. It is not a complete description. Shareholders should refer to the provisions of these documents and state law directly for a more thorough comparison. Copies of the Declaration of Trust and By-Laws of each of MFG and JPMF are available without charge upon written request to that trust.

        INFORMATION RELATING TO THE ADVISORY CONTRACTS AND OTHER SERVICES

GENERAL INFORMATION

         As noted above, the assets of the Surviving Fund currently invested in the Surviving Fund Master Portfolio are managed by JPMIM pursuant to an Advisory Agreement between JPMIM and the Surviving Fund Master Portfolio, and JPMIM is responsible for the day-to-day management of the Surviving Fund's assets. Following the Reorganization and the Concurrent Reorganization, the Surviving Fund's assets will be managed directly by JPMIM pursuant to an Advisory Agreement substantially similar to the agreement between the Surviving Fund Master Portfolio and JPMIM.

DESCRIPTION OF JPMIM

         JPMIM is an indirect wholly-owned subsidiary of JPMC incorporated under the laws of Delaware. JPMIM's principal executive offices are located at 522 Fifth Avenue, New York, New York 10036. JPMIM, a registered investment adviser, manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. As of _______ __, 2001, JPMIM and certain of its affiliates (including JPMFAM) provided investment management services with respect to assets of approximately $___ billion.

         Under the Advisory Agreement, JPMIM will be responsible for making decisions with respect to, and placing orders for, all purchases and sales of the portfolio securities of the Surviving Fund. JPMIM's responsibilities under the Advisory Agreement will include supervising the Surviving Fund's investments and maintaining a continuous investment program, placing purchase and sale orders and paying costs of certain clerical and administrative services involved in managing and servicing the Surviving Fund's investments and complying with regulatory reporting requirements. The services to be provided to the Surviving Fund by JPMIM are substantially similar to the services currently provided to the Merging Fund Master Portfolio by JPMFAM and CFAML.

         EXPENSES AND MANAGEMENT FEES. The Advisory Agreement provides that the Surviving Fund will pay JPMIM a monthly management fee based upon the net assets of the Surviving Fund. The annual rate of this management fee is 0.60%. The Merging Fund currently pays 1.00% of average net assets with respect to its assets in the Merging Fund Master Portfolio to JPMFAM for its advisory services. JPMIM may waive fees from time to time.

         Under the Advisory Agreement, except as indicated above, the Surviving Fund is responsible for its operating expenses including, but not limited to, taxes; interest; fees (including fees paid to its Trustees who are not affiliated with JPMIM or any of its affiliates); fees payable to the Commission; state securities qualification fees; association membership dues; costs of preparing and printing prospectuses for regulatory purposes and for distribution to existing shareholders; management and administrative fees; charges of the custodian and transfer agent; insurance premiums; auditing and legal expenses; costs of shareholders' reports and shareholder meetings; any extraordinary expenses; and brokerage fees and commissions, if any, in connection with the purchase or sale of portfolio securities.

         LIMITATION ON LIABILITY. The Advisory Agreement provides that JPMIM will not be liable for any error of judgment or mistake of law or for any act or omission or loss suffered by JPMF or the Surviving Fund in connection with the performance of the Advisory Agreement except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or from willful misfeasance, bad faith, or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement.

         DURATION AND TERMINATION. The Advisory Agreement continues in effect from year to year with respect to the Surviving Fund, only so long as such continuation is approved at least annually by (i) the Board of Trustees of JPMF or the majority vote of the outstanding voting securities of the Surviving Fund, and (ii) a majority of those Trustees who are neither parties to the Advisory Agreement nor "interested persons," as defined in the 1940 Act, of any such party, acting in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its "assignment," as defined in the 1940 Act. In addition, the Advisory Agreement is terminable at any time as to the Surviving Fund without penalty by the JPMF Board or by vote of the majority of the Surviving Fund's outstanding voting securities upon 60 days' written notice to JPMIM, and by JPMIM on 90 days' written notice to JPMF.

PORTFOLIO MANAGER

         The portfolio management team for the Surviving Fund is led by Paul A. Quinsee, managing director, who has been on the team since the Fund's inception and at JPMIM since 1992, Andrew C. Cormie, managing director, who has been an international equity portfolio manager since 1997 and employed by JPMIM since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining JPMIM in August 1997, and by Jenny C. Sicat, vice president, who joined the team in August 2000 and has been at JPMIM since 1995. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management. Prior to joining the team, Ms. Sicat was a portfolio manager in Emerging Markets focusing on currencies and derivatives.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         JPMIM places orders for the Surviving Fund for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of the Surviving Fund. Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

         Portfolio transactions for the Surviving Fund will be undertaken principally to accomplish the Surviving Fund's objective in relation to expected movements in the general level of interest rates. The Surviving Fund may engage in short-term trading consistent with its objectives.

         In connection with portfolio transactions, JPMIM intends to seek best execution on a competitive basis for both purchases and sales of securities. Subject to the overriding objective of obtaining the best execution of orders, JPMIM may allocate a portion of the Surviving Fund's brokerage transactions to affiliates of JPMIM. Under the 1940 Act, persons affiliated with the Surviving Fund and persons who are affiliated with such persons are prohibited from dealing with the fund as principal in the purchase and sale of securities unless a permissive order allowing such transactions is obtained from the Commission. However, affiliated persons of the fund may serve as its broker in listed or over-the-counter transactions conducted on an agency basis provided that, among other things, the fee or commission received by such affiliated broker is reasonable and fair compared to the fee or commission received by non-affiliated brokers in connection with comparable transactions. In addition, the Surviving Fund may not purchase securities during the existence of any underwriting syndicate for such securities of which JPMIM or an affiliate is a member or in a private placement in which JPMIM or an affiliate serves as placement agent except pursuant to procedures adopted by the Board of Trustees that either comply with rules adopted by the Commission or with interpretations of the Commission's staff.

         Investment decisions made by JPMIM are the product of many factors in addition to basic suitability for the particular fund or other client in question. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the same security. The Surviving Fund may only sell a security to other portfolios or accounts managed by JPMIM or its affiliates in accordance with procedures adopted by the Trustees.

         It also sometimes happens that two or more clients simultaneously purchase or sell the same security. On those occasions when JPMIM deems the purchase or sale of a security to be in the best interests of the Surviving Fund, as well as other clients including other funds, JPMIM, to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for the Surviving Fund with those to be sold or purchased for other clients in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by JPMIM in the manner it considers to be most equitable and consistent with JPMIM's fiduciary obligations to the Surviving Fund. In some instances, this procedure might adversely affect the Surviving Fund.

OTHER SERVICES

         The Distributor, a wholly owned, indirect subsidiary of BISYS Fund Services, Inc., which currently serves as the Merging Fund's distributor and sub-administrator, is the distributor and sub-administrator for the Surviving Fund. The Distributor is unaffiliated with JPMC or any of its subsidiaries.

         Morgan serves as administrator and shareholder servicing agent, BONY serves as fund accountant and custodian, and DST serves as transfer agent and dividend disbursing agent for the Surviving Fund. The services provided by Morgan and BONY include day-to-day maintenance of certain books and records, calculation of the offering price of the shares and preparation of reports. In its role as custodian, BONY will be responsible for the daily safekeeping of securities and cash held by the Surviving Fund. It is anticipated that prior to the consummation of the Reorganization, Chase will become the Surviving Fund's accountant and custodian.

         In connection with the Reorganization, the administration fee paid to Morgan will increase to 0.15% of average daily net assets on the first $26 billion of complex wide non-money market assets and 0.075% on complex wide non-money market assets in excess of $26 billion.

                                   PROPOSAL 2:
                              ELECTION OF TRUSTEES

         It is proposed that shareholders of the Merging Fund consider the election of the individuals listed below (the "Nominees") to the Board of Trustees of MFG, which is currently organized as a Massachusetts business trust. Even if the Reorganization described in Proposal 1 is approved, other mutual funds that are series of MFG will continue to exist and operate. All shareholders of any series of MFG as of the record date (April, 2001) are required to be given a vote on the proposal regarding Trustees. Because as of the record date you are still a shareholder in MFG, you are entitled to vote on this proposal. Shareholders of JPMF are being asked to approve the same Trustees as are being proposed for MFG.

         In connection with the merger of J.P. Morgan & Co. Incorporated and The Chase Manhattan Corporation, it has been proposed, subject to shareholder approval, that the Boards of Trustees of the investment companies managed by JPMFAM, JPMIM and their affiliates be rationalized in order to obtain additional operating efficiencies by having the same Board of Trustees for all of the funds. Therefore, the Nominees include certain current Trustees of MFG and certain current Trustees of JPMF (including certain members of their respective Advisory Boards). Each Nominee has consented to being named in this Proxy Statement and has agreed to serve as a Trustee if elected.

         Shareholders of JPMF are concurrently considering the election of the same individuals to the Board of Trustees of JPMF. Biographical information about the Nominees and other relevant information is set forth below. More information regarding the current Trustees of JPMF and MFG is contained in the Funds' Statements of Additional Information, which are incorporated herein by reference.

         The persons named in the accompanying form of proxy intend to vote each such proxy "FOR" the election of the Nominees, unless shareholders specifically indicate on their proxies the desire to withhold authority to vote for elections to office. It is not contemplated that any Nominee will be unable to serve as a Board member for any reason, but if that should occur prior to the Meeting, the proxy holders reserve the right to substitute another person or persons of their choice as nominee or nominees.

THE MFG BOARD HAS UNANIMOUSLY RECOMMENDED THAT SHAREHOLDERS VOTE "FOR" EACH OF THE NOMINEES LISTED BELOW.

VOTE REQUIRED

         The election of each of the Nominees listed below requires the affirmative vote of a majority of all the votes entitled to be cast at the Meeting by all shareholders of MFG.

         The following are the nominees:

         ------------------------------------------.

         The Board of Trustees of MFG met ___ times during the fiscal year ended October 31, 2000, and each of the Trustees attended at least 75% of the meetings.

         The Board of Trustees of MFG presently has an Audit Committee. The members of the Audit Committee are Messrs. Ten Haken (Chairman), Armstrong, Eppley, MacCallan and Thode. The function of the Audit Committee is to recommend independent auditors and monitor accounting and financial matters. The Audit Committee met two times during the fiscal year ended October 31, 2000.

*  Interested Trustee, as defined by the 1940 Act.

REMUNERATION OF TRUSTEES AND CERTAIN EXECUTIVE OFFICERS:

         Each Trustee is reimbursed for expenses incurred in attending each meeting of the Board of Trustees or any committee thereof. Each Trustee who is not an affiliate of JPMFAM is compensated for his or her services according to a fee schedule which recognizes the fact that each Trustee also serves as a Trustee of other investment companies advised by JPMFAM. Each Trustee receives a fee, allocated among all investment companies for which the Trustees serves, which consists of an annual retainer component and a meeting fee component. Each Trustee of MFG receives a quarterly retainer of $_____ and an additional per meeting fee of $_____.

         Set forth below is information regarding compensation paid or accrued during the fiscal year ended October 31, 2000 for each Trustee of MFG:

                                                              PENSION OR RETIREMENT
                                                             BENEFITS ACCRUED AS FUND       TOTAL COMPENSATION
                                          COMPENSATION               EXPENSES               FROM "FUND COMPLEX"(1)
                                       ------------------   --------------------------    --------------------------
Fergus Reid, III, Trustee                                                                   $
Richard E. Ten Haken, Trustee
William J. Armstrong, Trustee
John R. H. Blum, Trustee
Joseph J. Harkins, Trustee
H. Richard Vartabedian, Trustee
Stuart W. Cragin, Jr., Trustee
Irving L. Thode, Trustee
Roland R. Eppley, Jr., Trustee
Sarah E. Jones, Trustee
W. D. MacCallan, Trustee
W. Perry Neff, Trustee
Leonard M. Spalding, Jr., Trustee

---------------------------

1. A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services, or have a common investment adviser or have an investment adviser that is an affiliated person of the investment adviser of any of the other investment companies.

MERGING FUND RETIREMENT PLAN FOR ELIGIBLE TRUSTEES

         Effective August 21, 1995, the Trustees also instituted a Retirement Plan for Eligible Trustees (the "Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, JPMFAM, the administrator or distributor or any of their affiliates) may be entitled to certain benefits upon retirement from the Board of Trustees. Pursuant to the Plan, the normal retirement date is the date on which the eligible Trustee has attained age 65 and has completed at least five years of continuous service with one or more of the investment companies advised by JPMFAM and its affiliates (collectively, the "Covered Funds"). Each Eligible Trustee is entitled to receive from the Covered Funds an annual benefit commencing on the first day of the calendar quarter coincident with or following his date of retirement equal to the sum of (i) 8% of the highest annual compensation received from the Covered Funds multiplied by the number of such Trustee's years of service (not in excess of 10 years) completed with respect to any Covered Funds and (ii) 4% of the highest annual compensation received from the Covered Funds for each year of service in excess of 10 years, provided that no Trustee's annual benefit will exceed the highest annual compensation received by that Trustee from the Covered Funds. Such benefit is payable to each eligible Trustee in monthly installments for the life of the Trustee. On February 22, 2001, the Board of Trustees voted to terminate the Plan and to pay each Eligible Trustee an agreed-upon amount of compensation.

         Effective August 21, 1995, the Trustees instituted a Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan") pursuant to which each Trustee (who is not an employee of any of the Funds, JPMFAM, the administrator or distributor or any of their affiliates) may enter into agreements with the Funds whereby payment of the Trustees' fees are deferred until the payment date elected by the Trustee (or the Trustee's termination of service). The deferred amounts are deemed invested in shares of funds selected by the Trustee. The deferred amounts are paid out in a lump sum or over a period of several years as elected by the

Trustee at the time of deferral. If a deferring Trustee dies prior to the distribution of amounts held in the deferral account, the balance of the deferral account will be distributed to the Trustee's designated beneficiary in a single lump sum payment as soon as practicable after such deferring Trustee's death. The following Eligible Trustees have executed a deferred compensation agreement for the 2000 calendar year: Messrs._____________________________.

                  PRINCIPAL EXECUTIVE OFFICERS:

         The principal executive officers of MFG are as follows:

NAME AND POSITION               AGE       PRINCIPAL OCCUPATION AND OTHER INFORMATION
-----------------               ---       ------------------------------------------
Martin R. Dean                  37        Treasurer and Assistant Secretary.  Vice President, Administration
                                          Services, BISYS Fund Services, Inc.; formerly Senior Manager, KPMG
                                          Peat Marwick (1987-1994).  Address:  3435 Stelzer Road, Columbus,
                                          OH 43219.

Lisa Hurley                     45        Secretary.  Senior Vice President and General Counsel, BISYS Fund
                                          Services, Inc.; formerly Counsel to Moore Capital Management and
                                          General Counsel to Global Asset Management and Northstar
                                          Investments Management.  Address:  90 Park Avenue, New York, NY
                                          10016.

Vicky M. Hayes                  37        Assistant Secretary.  Vice President and Global Marketing Manager,
                                          J.P. Morgan Fund Distributors, Inc.; formerly Assistant Vice
                                          President, Alliance Capital Management and held various positions with J. & W. Seligman & Co.  Address:  1211 Avenue of the Americas,
                                          41st Floor, New York, NY 10081.

Alaina Metz                     33        Assistant Secretary.  Chief Administrative Officer, BISYS Fund
                                          Services, Inc.; formerly Supervisor, Blue Sky Department, Alliance
                                          Capital Management L.P.  Address:  3435 Stelzer Road, Columbus, OH
                                          43219.

ACCOUNTANTS

         PricewaterhouseCoopers LLP serves as the Merging Fund's, the Surviving Fund's and Master Portfolio's independent accountants, auditing and reporting on the annual financial statements and reviewing certain regulatory reports and federal income tax returns. PricewaterhouseCoopers LLP also performs other professional accounting, auditing, tax and advisory services when MFG or JPMF engages it to do so.

         AUDIT FEES. The aggregate fees paid to PricewaterhouseCoopers LLP in connection with the annual audit of the Merging Fund for the last Fiscal Year was $31,000.

         FINANCIAL INFORMATION SYSTEMS DESIGN AND IMPLEMENTATION FEES. The aggregate fees billed for financial information systems design and implementation services rendered by PricewaterhouseCoopers LLP to the Merging Fund JPMFAM and JPMFAM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $1,360,000.

         ALL OTHER FEES. The aggregate fees billed for all other non-audit services, including fees for tax-related services, rendered by PricewaterhouseCoopers LLP to the Merging Fund JPMFAM and JPMFAM's affiliates that provide services to the Fund for the calendar year ended December 31, 2000 was $25,319,325.

         The Audit Committee has considered whether the provision of non-audit services is compatible with maintaining the independence of PricewaterhouseCoopers LLP.

                     INFORMATION RELATING TO VOTING MATTERS


GENERAL INFORMATION

         This Combined Prospectus/Proxy Statement is being furnished in connection with the solicitation of proxies by the MFG Board for use at the Meeting. It is expected that the solicitation of proxies will be primarily by mail. MFG's officers and service providers may also solicit proxies by telephone, facsimile machine, telegraph, the Internet or personal interview. In addition MFG may retain the services of professional solicitors to aid in the solicitation of proxies for a fee. It is anticipated that banks, brokerage houses and other custodians will be requested on behalf of MFG to forward solicitation materials to their principals to obtain authorizations for the execution of proxies. Any Merging Fund Shareholder giving a proxy may revoke it at any time before it is exercised by submitting to MFG a written notice of revocation or a subsequently executed proxy or by attending the Meeting and electing to vote in person.

         Only the Merging Fund Shareholders of record at the close of business on _________, 2001 will be entitled to vote at the Meeting. On that date, there were outstanding and entitled to be voted _____________ Merging Fund Shares. Each share or fraction thereof is entitled to one vote or fraction thereof.

         The presence in person or by proxy of shareholders that own a majority of the outstanding Merging Fund Shares will constitute a quorum for purposes of transacting all business at the Meeting. If a quorum is not present at the Meeting, sufficient votes in favor of the proposals are not received by the time scheduled for the Meeting, or the Merging Fund Shareholders determine to adjourn the Meeting for any other reason, the Merging Fund Shareholders present (in person or proxy) may adjourn the Meeting from time to time, without notice other than announcement at the Meeting. Any such adjournment will require the affirmative vote of the Merging Fund Shareholders holding a majority of the Merging Fund Shares present, in person or by proxy, at the Meeting. The persons named in the Proxy will vote in favor of such adjournment those Merging Fund Shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or if they determine such an adjournment is desirable for any other reason. Business may be conducted once a quorum is present and may continue until adjournment of the Meeting notwithstanding the withdrawal or temporary absence of sufficient Merging Fund Shares to reduce the number present to less than a quorum. If the accompanying proxy is executed and returned in time for the Meeting, the shares covered thereby will be voted in accordance with the proxy on all matters that may properly come before the meeting (or any adjournment thereof).

PROXIES

         All Merging Fund Shares represented by each properly signed proxy received prior to the Meeting will be voted at the Meeting. If a Merging Fund Shareholder specifies how the proxy is to be voted on any of the business to come before the Meeting, it will be voted in accordance with such specifications. If a Merging Fund Shareholder returns its proxy but no direction is made on the proxy, the proxy will be voted FOR each Proposal described in this Combined Prospectus/Proxy Statement. The Merging Fund Shareholders voting to ABSTAIN on the Proposals will be treated as present for purposes of achieving a quorum and in determining the votes cast on the Proposals, but not as having voted FOR the Proposals. A properly signed proxy on which a broker has indicated that it has no authority to vote on the Proposals on behalf of the beneficial owner (a "broker non-vote") will be treated as present for purposes of achieving a quorum but will not be counted in determining the votes cast on the Proposals.

         A proxy granted by any Merging Fund Shareholder may be revoked by such Merging Fund Shareholder at any time prior to its use by written notice to MFG, by submission of a later dated Proxy or by voting in person at the Meeting. If any other matters come before the Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

EXPENSES OF PROXY SOLICITATION

         JPMC, and not the Merging Fund or the Surviving Fund (or shareholders of either Fund), will bear the cost of solicitation of proxies, including the cost of printing, preparing, assembling and mailing the Notice of Meeting, Combined Prospectus/Proxy Statement and form of proxy. In addition to solicitations by mail, proxies may also be solicited by officers and regular employees of MFG by personal interview, by telephone or by telegraph without additional remuneration thereof. Professional solicitors may also be retained.

ABSTENTIONS AND BROKER NON-VOTES

         In tallying the Merging Fund Shareholder votes, abstentions and broker non-votes (i.e., proxies sent in by brokers and other nominees that cannot be voted on a proposal because instructions have not been received from the beneficial owners) will be counted for purposes of determining whether or not a quorum is present for purposes of convening the Meeting. Abstentions and broker non-votes will be considered to be a vote against each proposal.

INTERESTED PARTIES

         On the record date, the Trustees and officers of MFG as a group owned less than 1% of the outstanding shares of the Merging Fund. On the record date, the name, address and percentage ownership of the persons who owned beneficially more than 5% of the shares of the Merging Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such persons upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _______, 2001 are as follows:

                                         Percentage of    Percentage of
                             Amount of    Merging Fund    Surviving Fund
                              Shares        Owned on        Owned Upon
    Name and Address          Owned        Record Date     Consummation
    ----------------          -----        -----------     ------------

         On the record date, the Trustees and officers of JPMF as a group owned less than 1% of the outstanding shares of the Surviving Fund. On the record date, the name, address and share ownership of the persons who owned beneficially more than 5% of the shares of the Surviving Fund or any class thereof and the percentage of shares of the Surviving Fund or any class thereof that would be owned by such person upon consummation of the Reorganization and the Concurrent Reorganization based upon their holdings at _________, 2001 were as follows:

                                       Percentage of
                       Amount of      Surviving Fund     Percentage of Surviving
                        Shares        Owned on Record        Fund Owned Upon
Name and Address         Owned             Date                Consummation
-----------------   ---------------   ----------------   -----------------------

                        ADDITIONAL INFORMATION ABOUT MFG

         Information about the Merging Fund is included in its Prospectus, which is incorporated by reference herein. Additional information about the Merging Fund is also included in MFG's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-348-4782. MFG is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        ADDITIONAL INFORMATION ABOUT JPMF

         Information about the Surviving Fund is included in its Prospectus, which is incorporated by reference and enclosed herein. Additional information about the Surviving Fund is also included in JPMF's Statement of Additional Information which has been filed with the Commission and which is incorporated herein by reference. Copies of the Statement of Additional information may be obtained without charge by calling 1-800-766-7722. JPMF is subject to the requirements of the 1940 Act and, in accordance with such requirements, files reports and other information with the Commission. These materials can be inspected and copied at the Public Reference Facilities maintained by the Commission at 450 Fifth Street,

N.W., Washington, D.C. 20549, and at the Commission's Regional Offices at 7 World Trade Center, Suite 1300, New York, NY 10048 and 500 West Madison Street, Suite 1400, Chicago, Illinois 60661. Copies of such material can also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates, and are also available on the Commission's web site at http://www.sec.gov.

                        FINANCIAL STATEMENTS AND EXPERTS

         The audited financial highlights, financial statements and notes thereto of the Merging Fund for the fiscal year ended October 31, 2000 and the Surviving Fund for the fiscal year ended November 30, 2000, and the audited financial statements, notes thereto and supplementary data of the Surviving Fund Master Portfolio for the fiscal year ended November 30, 2000 and of the Merging Fund Master Portfolio for the fiscal year ended October 31, 2000, are incorporated by reference herein and into the Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data as applicable, for the Merging Fund, the Surviving Fund, the Merging Fund Master Portfolio and the Surviving Fund Master Portfolio have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                                 OTHER BUSINESS

         The MFG Board knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention of the MFG Board that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                                   LITIGATION

         Neither MFG nor JPMF is involved in any litigation that would have any material adverse effect upon either the Merging Fund or the Surviving Fund.

                              SHAREHOLDER INQUIRIES

         Shareholder inquiries may be addressed to MFG in writing at the address on the cover page of this Combined Prospectus/Proxy Statement or by telephoning 1-800-348-4782.

                                      * * *

         SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.

                                   APPENDIX A

                      AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan") made this ____ day of ______, 2001 by and among Mutual Fund Group (the "Transferor Trust"), a Massachusetts business trust, on behalf of JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund) (the "Transferor Portfolio"), J.P. Morgan Institutional Funds (the "Acquiring Trust"), a Massachusetts business trust, on behalf of the JPMorgan Institutional International Opportunities Fund (the "Acquiring Portfolio") and J.P. Morgan Chase & Co.

         WHEREAS, the Board of Trustees of each of the Transferor Trust and the Acquiring Trust has determined that the transfer of all of the assets and liabilities of the Transferor Portfolio to the Acquiring Portfolio is in the best interests of the Transferor Portfolio and the Acquiring Portfolio, as well as the best interests of shareholders of the Transferor Portfolio and the Acquiring Portfolio, and that the interests of existing shareholders would not be diluted as a result of this transaction;

         WHEREAS, each of the Transferor Trust and the Acquiring Trust intends to provide for the reorganization of the Transferor Portfolio (the "Reorganization") through the acquisition by the Acquiring Portfolio of all of the assets, subject to all of the liabilities, of the Transferor Portfolio in exchange for shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the liquidation of the Transferor Portfolio and the distribution to Transferor Portfolio shareholders of such Acquiring Portfolio Shares, all pursuant to the provisions of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code");

         NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:


         1. TRANSFER OF ASSETS OF THE TRANSFEROR PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES AND LIQUIDATION AND TERMINATION OF THE TRANSFEROR PORTFOLIO

         (a) PLAN OF REORGANIZATION.

         (i) The Transferor Trust on behalf of the Transferor Portfolio listed above, will convey, transfer and deliver to the Acquiring Portfolio all of the then existing assets of the Transferor Portfolio (consisting, without limitation, of portfolio securities and instruments, dividend and interest receivables, cash and other assets). In consideration thereof, the Acquiring Trust on behalf of the Acquiring Portfolio will (A) assume and pay, to the extent that they exist on or after the Effective Time of the Reorganization (as defined in Section 1(b)(i) hereof), all of the obligations and liabilities of the Transferor Portfolio and (B) issue and deliver to the Transferor Portfolio full and fractional shares of beneficial interest of the Acquiring Portfolio, with respect to the Acquiring Portfolio equal to that number of full and fractional Acquiring Portfolio Shares as determined in Section 1(c) hereof. The Acquiring Portfolio Shares issued and delivered to the Transferor Portfolio shall be of the Class A share class in exchange for Class

A Shares of the Transferor Portfolio and the Class B share class in exchange for Class B Shares of the Transferor Portfolio, with the amounts of shares of each class to be determined by the parties. Any shares of beneficial interest (if any) of the Transferor Portfolio ("Transferor Portfolio Shares") held in the treasury of the Transferor Trust at the Effective Time of the Reorganization shall thereupon be retired. Such transactions shall take place on the date provided for in Section 1(b) hereof (the "Exchange Date"). All computations for the Transferor Portfolio and the Acquiring Portfolio shall be performed by The Chase Manhattan Bank (the "Custodian"), as custodian and pricing agent for the Transferor Portfolio and the Acquiring Portfolio. The determination of said Custodian shall be conclusive and binding on all parties in interest.

         (ii) As of the Effective Time of the Reorganization, the Transferor Trust will liquidate and distribute pro rata to its shareholders of record ("Transferor Portfolio Shareholders") as of the Effective Time of the Reorganization the Acquiring Portfolio Shares received by such Transferor Portfolio pursuant to Section 1(a)(i) in actual or constructive exchange for the shares of the Transferor Portfolio held by the Transferor Portfolio shareholders. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Transferor Portfolio on the books of the Acquiring Portfolio, to open accounts on the share records of the Acquiring Portfolio in the names of the Transferor Portfolio shareholders and representing the respective pro rata number of the Acquiring Portfolio Shares due such shareholders. The Acquiring Portfolio will not issue certificates representing the Acquiring Portfolio Shares in connection with such exchange.

         (iii) As soon as practicable after the Effective Time of the Reorganization, the Transferor Trust shall take all the necessary steps under Massachusetts law, the Transferor Trust's Declaration of Trust and any other applicable law to effect a complete termination of the Transferor Portfolio.

         (b) EXCHANGE DATE AND EFFECTIVE TIME OF THE REORGANIZATION.

         (i) Subject to the satisfaction of the conditions to the Reorganization specified in this Plan, the Reorganization shall occur as of the close of regularly scheduled trading on the New York Stock Exchange (the "Effective Time of the Reorganization") on August 11, 2001, or such later date as may be agreed upon by the parties (the "Exchange Date").

         (ii) All acts taking place on the Exchange Date shall be deemed to take place simultaneously as of the Effective Time of the Reorganization unless otherwise provided.

         (iii) In the event that on the proposed Exchange Date (A) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (B) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate valuation of the net assets of the Acquiring Portfolio or the Transferor Portfolio is impracticable, the Exchange Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

         (iv) On the Exchange Date, portfolio securities of the Transferor Portfolio shall be transferred by the Custodian to the accounts of the Acquiring Portfolio duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof.

         (c) VALUATION.

         (i) The net asset value of the shares of the Acquiring Portfolio and the net value of the assets of the Transferor Portfolio to be transferred in exchange therefore shall be determined as of the Effective Time of the Reorganization. The net asset value of the Acquiring Portfolio Shares shall be computed by the Custodian in the manner set forth in the Acquiring Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information and shall be computed to not less than two decimal places. The net value of the assets of the Transferor Portfolio to be transferred shall be computed by the Custodian by calculating the value of the assets transferred by the Transferor Portfolio and by subtracting therefrom the amount of the liabilities assigned and transferred to the Acquiring Portfolio, said assets and liabilities to be valued in the manner set forth in the Transferor Trust's Declaration of Trust or By-laws and then current prospectus and statement of additional information.

         (ii) The number of Class A shares of the Acquiring Portfolio to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class A shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class A shares by the net asset value per share of the Class A shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i). The number of Class B shares of the Acquiring Portfolio Shares to be issued (including fractional shares, if any) by the Acquiring Portfolio in exchange for the Transferor Portfolio's assets attributable to the Transferor Portfolio's Class B shares shall be determined by an exchange ratio computed by dividing the net value of the Transferor Portfolio's assets attributable to Class B shares by the net asset value per share of the Class B shares of the Acquiring Portfolio, both as determined in accordance with Section 1(c)(i).

         (iii) All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Acquiring Portfolio and the Transferor Portfolio.


         2.       REPRESENTATIONS AND WARRANTIES OF THE ACQUIRING TRUST

         The Acquiring Trust represents and warrants as follows:

         (a) ORGANIZATION, EXISTENCE, ETC. The Acquiring Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Acquiring Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of the Acquiring Portfolio and the Acquiring Trust have all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) REGISTRATION AS INVESTMENT COMPANY. The Acquiring Trust is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Acquiring Trust, as amended, included in the Acquiring Trust's registration statement on Form N-1A filed with the Securities and Exchange Commission, comply in all material respects with the requirements of the Securities Act of 1933, as amended (the "Securities Act") and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d) CAPITALIZATION. The Acquiring Trust has an unlimited number of authorized shares of beneficial interest, of which as of November 30, 2000 there were outstanding 40,484 shares of the Acquiring Portfolio, and no shares of such Portfolio were held in the treasury of the Acquiring Trust. All of the outstanding shares of the Acquiring Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Acquiring Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Acquiring Trust portfolio). Because the Acquiring Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All of the issued and outstanding shares of the Acquiring Portfolio have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e) FINANCIAL STATEMENTS. The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and for The International Opportunities Portfolio for the fiscal year ended November 30, 2000, which have been audited by PricewaterhouseCoopers LLP, fairly present the financial position of the Acquiring Portfolio and the International Opportunities Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with generally accepted accounting principles ("GAAP"). The financial statements of the Acquiring Trust with respect to the Acquiring Portfolio and for The International Opportunities Portfolio for the fiscal period ended November 30, 2000 fairly present the financial position of the Acquiring Portfolio and the International Opportunities Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f) SHARES TO BE ISSUED UPON REORGANIZATION. The Acquiring Portfolio Shares to be issued in connection with the Reorganization will be duly authorized and upon consummation of the Reorganization will be validly issued, fully paid and nonassessable (except as disclosed in the Trust's prospectus and recognizing that under Massachusetts law, shareholders of an Acquiring Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such portfolio).

         (g) AUTHORITY RELATIVE TO THIS PLAN. The Acquiring Trust, on behalf of the Acquiring Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Acquiring Trust's Board of Trustees and no other proceedings by the Acquiring Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Acquiring Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (h) LIABILITIES. There are no liabilities of the Acquiring Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Acquiring Trust's financial statements with respect to the Acquiring Portfolio and liabilities incurred in the ordinary course of business subsequent to November 30, 2000 or otherwise previously disclosed to the Acquiring Trust with respect to the Acquiring Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Acquiring Portfolio.

         (i) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (j) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Acquiring Trust, threatened which would adversely affect the Acquiring Trust or the Acquiring Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Acquiring Trust or the Acquiring Portfolio and, to the knowledge of the Acquiring Trust, there are no regulatory investigations of the Acquiring Trust or the Acquiring Portfolio, pending or threatened, other than routine inspections and audits.

         (k) CONTRACTS. No default exists under any material contract or other commitment to which the Acquiring Trust, on behalf of the Acquiring Portfolio, is subject.

         (l) TAXES. The federal income tax returns of the Acquiring Trust with respect to the Acquiring Portfolio, and all other income tax returns required to be filed by the Acquiring Trust with respect to the Acquiring Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Acquiring Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Acquiring Trust with respect to the Acquiring Portfolio have been paid so far as due. The Acquiring Portfolio has elected to qualify and has qualified as a "regulated investment company" under Subchapter M of the Code as of and since its first taxable year and intends to continue to so qualify.

         (m) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders (referred to in Section 6(a) hereof), no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Acquiring Trust of the Reorganization, except such as have been obtained as of the date hereof.


         3.       REPRESENTATIONS AND WARRANTIES OF THE TRANSFEROR TRUST

         The Transferor Trust represents and warrants as follows:

         (a) ORGANIZATION, EXISTENCE, ETC. The Transferor Trust is a business trust that is duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts and has the power to carry on its business as it is now being conducted. The Transferor Portfolio is a validly existing series of shares of such business trust representing interests therein under the laws of Massachusetts. Each of Transferor Portfolio and the Transferor Trust has all necessary federal, state and local authorization to own all of its properties and assets and to carry on its business as now being conducted.

         (b) REGISTRATION AS INVESTMENT COMPANY. The Transferor Trust is registered under the Act as an open-end investment company of the management type; such registration has not been revoked or rescinded and is in full force and effect.

         (c) CURRENT OFFERING DOCUMENTS. The current prospectus and statement of additional information of the Transferor Trust, as amended, included in the Transferor Trust's registration statement on Form N-1A filed with the Commission, comply in all material respects with the requirements of the Securities Act and the Act and do not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (d) CAPITALIZATION. The Transferor Trust has an unlimited number of authorized shares of beneficial interest, of which as of November 30, 2000 there were outstanding 2,295 Class A shares and 502 Class B shares of the Transferor Portfolio, and no shares of such Portfolio were held in the treasury of the Transferor Trust. All of the outstanding shares of the Transferor Trust have been duly authorized and are validly issued, fully paid and nonassessable (except as disclosed in the Transferor Trust's prospectus and recognizing that under Massachusetts law, shareholders of a Trust portfolio could, under certain circumstances, be held personally liable for the obligations of such Trust portfolio). Because the Transferor Trust is an open-end investment company engaged in the continuous offering and redemption of its shares, the number of outstanding shares may change prior to the Effective Time of the Reorganization. All such shares will, at the Exchange Date, be held by the shareholders of record of the Transferor Portfolio as set forth on the books and records of the Transferor Trust in the amounts set forth therein, and as set forth in any list of shareholders of record provided to the Acquiring Portfolio for purposes of the Reorganization, and no such shareholders of record will have any preemptive rights to purchase any Transferor Portfolio shares, and the Transferor Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Transferor Portfolio shares (other than any existing dividend reinvestment plans of the Transferor Portfolio or as set forth in this Plan), nor are there outstanding any securities convertible into any shares of the Transferor Portfolio (except pursuant to any existing exchange privileges described in the current prospectus and statement of additional information of the Transferor Trust). All of the Transferor Portfolio's issued and outstanding shares have been offered and sold in compliance in all material respects with applicable registration requirements of the Securities Act and applicable state securities laws.

         (e) FINANCIAL STATEMENTS. The financial statements for the Transferor Trust with respect to the Transferor Portfolio and International Equity Portfolio for the fiscal year ended November 30, 2000 which have been audited by PricewaterhouseCoopers LLP fairly present the financial position of the Transferor Portfolio as of the dates thereof and the respective results of operations and changes in net assets for each of the periods indicated in accordance with GAAP.

         (f) AUTHORITY RELATIVE TO THIS PLAN. The Transferor Trust, on behalf of the Transferor Portfolio, has the power to enter into this Plan and to carry out its obligations hereunder. The execution and delivery of this Plan and the consummation of the transactions contemplated hereby have been duly authorized by the Transferor Trust's Board of Trustees and no other proceedings by the Transferor Trust other than those contemplated under this Plan are necessary to authorize its officers to effectuate this Plan and the transactions contemplated hereby. The Transferor Trust is not a party to or obligated under any provision of its Declaration of Trust or By-laws, or under any indenture or contract provision or any other commitment or obligation, or subject to any order or decree, which would be violated by or which would prevent its execution and performance of this Plan in accordance with its terms.

         (g) LIABILITIES. There are no liabilities of the Transferor Portfolio, whether actual or contingent and whether or not determined or determinable, other than liabilities disclosed or provided for in the Transferor Trust's Financial Statements with respect to the Transferor Portfolio and liabilities incurred in the ordinary course of business subsequent to October 31, 2000 or otherwise previously disclosed to the Transferor Trust with respect to the Transferor Portfolio, none of which has been materially adverse to the business, assets or results of operations of the Transferor Portfolio.

         (h) NO MATERIAL ADVERSE CHANGE. Since November 30, 2000, there has been no material adverse change in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio, other than those occurring in the ordinary course of business (for these purposes, a decline in net asset value and a decline in net assets due to redemptions do not constitute a material adverse change).

         (i) LITIGATION. There are no claims, actions, suits or proceedings pending or, to the knowledge of the Transferor Trust, threatened which would adversely affect the Transferor Trust or the Transferor Portfolio's assets or business or which would prevent or hinder consummation of the transactions contemplated hereby, there are no facts which would form the basis for the institution of administrative proceedings against the Transferor Trust or the Transferor Portfolio and, to the knowledge of the Transferor Trust, there are no regulatory investigations of the Transferor Trust or the Transferor Portfolio, pending or threatened, other than routine inspections and audits.

         (j) CONTRACTS. The Transferor Trust, on behalf of the Transferor Portfolio, is not subject to any contracts or other commitments (other than this Plan) which will not be terminated with respect to the Transferor Portfolio without liability to the Transferor Trust or the Transferor Portfolio as of or prior to the Effective Time of the Reorganization.

         (k) TAXES. The federal income tax returns of the Transferor Trust with respect to the Transferor Portfolio, and all other income tax returns required to be filed by the Transferor Trust with respect to the Transferor Portfolio, have been filed, and all taxes payable pursuant to such returns have been paid. To the knowledge of the Transferor Trust, no such return is under audit and no assessment has been asserted in respect of any such return. All federal and other taxes owed by the Transferor Trust with respect to the Transferor Portfolio have been paid so far as due. The Transferor Portfolio has elected to qualify as a "regulated investment company" under Subchapter M of the Code, as of and since its first taxable year, and shall continue to so qualify until the Effective Time of the Reorganization.

         (l) NO APPROVALS REQUIRED. Except for the Registration Statement (as defined in Section 4(a) hereof) and the approval of the Transferor Portfolio's shareholders referred to in Section 6(a) hereof, no consents, approvals, authorizations, registrations or exemptions under federal or state laws are necessary for the consummation by the Transferor Trust of the Reorganization, except such as have been obtained as of the date hereof.


         4.       COVENANTS OF THE ACQUIRING TRUST

         The Acquiring Trust covenants to the following:

         (a) REGISTRATION STATEMENT. On behalf of the Acquiring Portfolio, the Acquiring Trust shall file with the Commission a Registration Statement on Form N-14 (the "Registration Statement") under the Securities Act relating to the Acquiring Portfolio Shares issuable hereunder and the proxy statement of the Transferor Portfolio relating to the meeting of the Transferor Portfolio's shareholders referred to in Section 5(a) herein. At the time the Registration Statement becomes effective, the Registration Statement (i) will comply in all material respects with the provisions of the Securities Act and the rules and regulations of the Commission thereunder (the "Regulations") and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio shareholders' meeting referred to in Section 5(a) hereof, and at the Effective Time of the Reorganization, the prospectus/proxy statement (the "Prospectus") and statement of additional information (the "Statement of Additional Information") included therein, as amended or supplemented by any amendments or supplements filed by the Trust, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

         (b) COOPERATION IN EFFECTING REORGANIZATION. The Acquiring Trust agrees to use all reasonable efforts to effectuate the Reorganization, to continue in operation thereafter, and to obtain any necessary regulatory approvals for the Reorganization. The Acquiring Trust shall furnish such data and information relating to the Acquiring Trust as shall be reasonably requested for inclusion in the information to be furnished to the Transferor Portfolio shareholders in connection with the meeting of the Transferor Portfolio's shareholders for the purpose of acting upon this Plan and the transactions contemplated herein.

         (c) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Acquiring Trust shall conduct the business of the Acquiring Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.


         5.       COVENANTS OF THE TRANSFEROR TRUST

         The Transferor Trust covenants to the following:

         (a) MEETING OF THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Trust shall call and hold a meeting of the shareholders of the Transferor Portfolio for the purpose of acting upon this Plan and the transactions contemplated herein.

         (b) PORTFOLIO SECURITIES. With respect to the assets to be transferred in accordance with Section 1(a), the Transferor Portfolio's assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, claims and receivables (including dividend and interest receivables) owned, and any deferred or prepaid expenses shown as an asset on the Transferor Trust's books maintained on behalf of the Transferor Portfolio. At least five (5) business days prior to the Exchange Date, the Transferor Portfolio will provide the Acquiring Trust, for the benefit of the Acquiring Portfolio, with a list of its assets and a list of its stated liabilities. The Transferor Portfolio shall have the right to sell any of the securities or other assets shown on the list of assets prior to the Exchange Date but will not, without the prior approval of the Acquiring Trust, on behalf of the Acquiring Portfolio, acquire any additional securities other than securities which the Acquiring Portfolio is permitted to purchase, pursuant to its investment objective and policies or otherwise (taking into consideration its own portfolio composition as of such date). In the event that the Transferor Portfolio holds any investments that the Acquiring Portfolio would not be permitted to hold, the Transferor Portfolio will dispose of such securities prior to the Exchange Date to the extent practicable, to the extent permitted by its investment objective and policies and to the extent that its shareholders would not be materially affected in an adverse manner by such a disposition. In addition, the Transferor Trust will prepare and deliver immediately prior to the Effective Time of the Reorganization, a Statement of Assets and Liabilities of the Transferor Portfolio, prepared in accordance with GAAP (each, a "Schedule"). All securities to be listed in the Schedule for the Transferor Portfolio as of the Effective Time of the Reorganization will be owned by the Transferor Portfolio free and clear of any liens, claims, charges, options and encumbrances, except as indicated in such Schedule, and, except as so indicated, none of such securities is or, after the Reorganization as contemplated hereby, will be subject to any restrictions, legal or contractual, on the disposition thereof (including restrictions as to the public offering or sale thereof under the Securities Act) and, except as so indicated, all such securities are or will be readily marketable.

         (c) REGISTRATION STATEMENT. In connection with the preparation of the Registration Statement, the Transferor Trust will cooperate with the Acquiring Trust and will furnish to the

Acquiring Trust the information relating to the Transferor Portfolio required by the Securities Act and the Regulations to be set forth in the Registration Statement (including the Prospectus and Statement of Additional Information). At the time the Registration Statement becomes effective, the Registration Statement, insofar as it relates to the Transferor Portfolio, (i) will comply in all material respects with the provisions of the Securities Act and the Regulations and (ii) will not contain an untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and at the time the Registration Statement becomes effective, at the time of the Transferor Portfolio's shareholders' meeting referred to in Section 5(a) and at the Effective Time of the Reorganization, the Prospectus and Statement of Additional Information, as amended or supplemented by any amendments or supplements filed by the Transferor Trust, insofar as they relate to the Transferor Portfolio, will not contain an untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this subsection shall apply only to statements in or omissions from the Registration Statement, Prospectus or Statement of Additional Information made in reliance upon and in conformity with information furnished by the Transferor Portfolio for use in the registration statement, prospectus or statement of additional information as provided in this Section 5(c).

         (d) COOPERATION IN EFFECTING REORGANIZATION. The Transferor Trust agrees to use all reasonable efforts to effectuate the Reorganization and to obtain any necessary regulatory approvals for the Reorganization.

         (e) OPERATIONS IN THE ORDINARY COURSE. Except as otherwise contemplated by this Plan, the Transferor Trust shall conduct the business of the Transferor Portfolio in the ordinary course until the consummation of the Reorganization, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions.

         (f) STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within 60 days after the Exchange Date, the Transferor Trust on behalf of the Transferor Portfolio, shall prepare a statement of the earnings and profits of the Transferor Portfolio for federal income tax purposes, and of any capital loss carryovers and other items that the Acquiring Portfolio will succeed to and take into account as a result of Section 381 of the Code.


         6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRANSFEROR TRUST

         The obligations of the Transferor Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. This Plan and the transactions contemplated by the Reorganization shall have been approved by the requisite vote of the shares of the Transferor Portfolio entitled to vote on the matter ("Transferor Shareholder Approval").

         (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Acquiring Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the

Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 2(i)) in the financial condition, results of operations, business, properties or assets of the Acquiring Portfolio since November 30, 2000.

         (c) REGULATORY APPROVAL. The Registration Statement shall have been declared effective by the Commission and no stop orders under the Securities Act pertaining thereto shall have been issued, and all other approvals, registrations, and exemptions under federal and state laws considered to be necessary shall have been obtained (collectively, the "Regulatory Approvals").

         (d) TAX OPINION. The Transferor Trust shall have received the opinion of Simpson Thacher & Bartlett, dated on or before the Exchange Date, addressed to and in form and substance satisfactory to the Transferor Trust, as to certain of the federal income tax consequences under the Code of the Reorganization, insofar as it relates to the Transferor Portfolio and the Acquiring Portfolio, and to shareholders of each Transferor Portfolio (the "Tax Opinion"). For purposes of rendering the Tax Opinion, Simpson Thacher & Bartlett may rely exclusively and without independent verification, as to factual matters, upon the statements made in this Plan, the Prospectus and Statement of Additional Information, and upon such other written representations as the President or Treasurer of the Transferor Trust will have verified as of the Effective Time of the Reorganization. The Tax Opinion will be to the effect that, based on the facts and assumptions stated therein, for federal income tax purposes: (i) the Reorganization will constitute a reorganization within the meaning of section 368(a)(1) of the Code with respect to the Transferor Portfolio and the Acquiring Portfolio; (ii) no gain or loss will be recognized by any of the Transferor Portfolio or the Acquiring Portfolio upon the transfer of all the assets and liabilities, if any, of the Transferor Portfolio to the Acquiring Portfolio solely in exchange for shares of the Acquiring Portfolio or upon the distribution of the shares of the Acquiring Portfolio to the holders of the shares of the Transferor Portfolio solely in exchange for all of the shares of the Transferor Portfolio; (iii) no gain or loss will be recognized by shareholders of the Transferor Portfolio upon the exchange of shares of such Transferor Portfolio solely for shares of the Acquiring Portfolio; (iv) the holding period and tax basis of the shares of the Acquiring Portfolio received by each holder of shares of the Transferor Portfolio pursuant to the Reorganization will be the same as the holding period and tax basis of shares of the Transferor Portfolio held by such holder immediately prior to the Reorganization; (provided the shares of the Transferor Portfolio were held as a capital asset on the date of the Reorganization) and (v) the holding period and tax basis of the assets of the Transferor Portfolio acquired by the Acquiring Portfolio will be the same as the holding period and tax basis of those assets to the Transferor Portfolio immediately prior to the Reorganization.

         (e) CONCURRENT REORGANIZATION. The reorganization of J.P. Morgan International Opportunities Fund, a series of J.P. Morgan Funds, a series of the Acquiring Trust, into the Acquiring Portfolio shall have been consummated.

         7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING TRUST

         The obligations of the Acquiring Trust with respect to the consummation of the Reorganization are subject to the satisfaction of the following conditions:

         (a) APPROVAL BY THE TRANSFEROR PORTFOLIO'S SHAREHOLDERS. The Transferor Shareholder Approval shall have been obtained.

         (b) COVENANTS, WARRANTIES AND REPRESENTATIONS. The Transferor Trust shall have complied with each of its covenants contained herein, each of the representations and warranties contained herein shall be true in all material respects as of the Effective Time of the Reorganization (except as otherwise contemplated herein), and there shall have been no material adverse change (as described in Section 3(h)) in the financial condition, results of operations, business, properties or assets of the Transferor Portfolio since October 31, 2000.

         (c) PORTFOLIO SECURITIES. All securities to be acquired by the Acquiring Portfolio in the Reorganization shall have been approved for acquisition by J.P. Morgan Investment Management Inc. ("JPMIM"), in its capacity as investment adviser to the Acquiring Portfolio, as consistent with the investment policies of the Acquiring Portfolio.

         (d) REGULATORY APPROVAL. The Regulatory Approvals shall have been obtained.

         (e) DISTRIBUTION OF INCOME AND GAINS. The Transferor Trust on behalf of the Transferor Portfolio shall have distributed to the shareholders of the Transferor Portfolio all of the Transferor Portfolio's investment company taxable income (determined without regard to the deduction for dividends paid) as defined in Section 852(b)(2) of the Code for its taxable year ending on the Exchange Date and all of its net capital gain as such term is used in Section 852(b)(3) of the Code, after reduction by any capital loss carry forward, for its taxable year ending on the Exchange Date.

         (f) TAX OPINION.

             The Acquiring Trust shall have received the Tax Opinion.

         (g) CONCURRENT REORGANIZATION

         The reorganization of J.P. Morgan International Opportunities Fund, a series of J.P. Morgan Funds, a series of the Acquiring Trust, into the Acquiring Portfolio shall have been consummated.

         8. AMENDMENTS; TERMINATIONS; NO SURVIVAL OF COVENANTS, WARRANTIES AND REPRESENTATIONS

         (a) AMENDMENTS. The parties hereto may, by agreement in writing authorized by their respective Boards of Trustees amend this Plan at any time before or after approval hereof by the shareholders of the Transferor Portfolio, but after such approval, no amendment shall be made which substantially changes the terms hereof.

         (b) WAIVERS. At any time prior to the Effective Time of the Reorganization, either the Transferor Trust or the Acquiring Trust may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein, except that conditions set forth in Sections 6(c) and 7(d) may not be waived.

         (c) TERMINATION BY THE TRANSFEROR TRUST. The Transferor Trust, on behalf of the Transferor Portfolio, may terminate this Plan with respect to the Transferor Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Acquiring Trust and JPMIM if (i) a material condition to the performance of the Transferor Trust hereunder or a material covenant of the Acquiring Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Acquiring Trust. In addition, this Plan may be terminated by the Transferor Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or J.P. Morgan Fleming Asset Management (USA) Inc. on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Transferor Portfolio.

         (d) TERMINATION BY THE ACQUIRING TRUST. The Acquiring Trust, on behalf of the Acquiring Portfolio, may terminate this Plan with respect to the Acquiring Portfolio at any time prior to the Effective Time of the Reorganization by notice to the Transferor Trust and J.P. Morgan Fleming Asset Management (USA) Inc. if (i) a material condition to the performance of the Acquiring Trust hereunder or a material covenant of the Transferor Trust contained herein shall not be fulfilled on or before the date specified for the fulfillment thereof or (ii) a material default or material breach of this Plan shall be made by the Transferor Trust. In addition, this Plan may be terminated by the Acquiring Trust at any time prior to the Effective Time of the Reorganization, whether before or after approval of this Plan by the shareholders of the Transferor Portfolio, without liability on the part of any party hereto, its Trustees, officers or shareholders or JPMIM on notice to the other parties in the event that the Board of Trustees determines that proceeding with this Plan is not in the best interests of the shareholders of the Acquiring Portfolio.

         (e) SURVIVAL. No representations, warranties or covenants in or pursuant to this Plan, except for the provisions of Section 5(f) and Section 9 of this Plan, shall survive the Reorganization.


         9.       EXPENSES

The expenses of the Reorganization will be borne by J.P. Morgan Chase & Co. Such expenses include, without limitation, (i) expenses incurred in connection with the entering into and the carrying out of the provisions of this Plan; (ii) expenses associated with the preparation and filing of the Registration Statement; (iii) fees and expenses of preparing and filing such forms as are necessary under any applicable state securities laws in connection with the Reorganization; (iv) postage; (v) printing; (vi) accounting fees; (vii) legal fees and (viii) solicitation costs relating to the Reorganization. In addition, JPMC or an affiliate will waive fees payable to it or reimburse expenses to the extent necessary such that the actual (post-waiver) total expense ratios of the Select Class Shares and the Institutional Class Shares of the Acquiring Portfolio are not higher than those set forth in the Registration Statement for a period of three years after the Exchange Date.

         10.      NOTICES

         Any notice, report, statement or demand required or permitted by any provision of this Plan shall be in writing and shall be given by hand, certified mail or by facsimile transmission, shall be deemed given when received and shall be addressed to the parties hereto at their respective addresses listed below or to such other persons or addresses as the relevant party shall designate as to itself from time to time in writing delivered in like manner:

         if to the Transferor Trust (for itself or on behalf of the Transferor Portfolio):

              1211 Avenue of the Americas, 41st Floor
              New York, New York 10036

              with a copy to:

              Simpson Thacher & Bartlett
              425 Lexington Avenue
              New York, New York 10017
              Attention: Sarah E. Cogan, Esq.

         if to the Acquiring Trust (for itself or on behalf of the Acquiring Portfolio):

              60 State Street
              Suite 1300
              Boston, Massachusetts 02109

              with a copy to:

              Sullivan & Cromwell
              125 Broad Street
              New York, New York  10004
              Attention:  John E. Baumgardner, Jr., Esq.


         11.      RELIANCE

         All covenants and agreements made under this Plan shall be deemed to have been material and relied upon by the Transferor Trust and the Acquiring Trust notwithstanding any investigation made by such party or on its behalf.


         12.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

         (a) The section and paragraph headings contained in this Plan are for reference purposes only and shall not affect in any way the meaning or interpretation of this Plan.

         (b) This Plan may be executed in any number of counterparts, each of which shall be deemed an original.

         (c) This Plan shall be governed by and construed in accordance with the laws of The State of New York.

         (d) This Plan shall bind and inure to the benefit of the Transferor Trust, the Transferor Portfolio, the Acquiring Trust and the Acquiring Portfolio and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Plan.

         (e) The name "Mutual Fund Group" is the designation of its Trustees under a Declaration of Trust dated May 11, 1987, as amended, and all persons dealing with the Transferor Trust must look solely to the Transferor Trust's property for the enforcement of any claims against the Transferor Trust, as none of the Transferor Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Transferor Trust. No series of the Transferor Trust shall be liable for claims against any other series of the Transferor Trust.

         (f) The name "J.P. Morgan Institutional Funds" is the designation of its Trustees under a Declaration of Trust dated November 4, 1992, as amended, and all persons dealing with the Acquiring Trust must look solely to the Acquiring Trust's property for the enforcement of any claims against the Acquiring Trust, as none of the Acquiring Trustees, officers, agents or shareholders assumes any personal liability for obligations entered into on behalf of the Acquiring Trust. No series of the Acquiring Trust shall be liable for claims against any other series of the Acquiring Trust.

         IN WITNESS WHEREOF, the undersigned have executed this Plan as of the date first above written.



         J.P. MORGAN INSTITUTIONAL FUNDS

         on behalf of JPMorgan Institutional International Opportunities Fund


         By:
            --------------------------------------------------
               Name:
               Title:



         MUTUAL FUND GROUP

         on behalf of JPMorgan Fleming International Equity Fund


         By:
            --------------------------------------------------
               Name:
               Title:




         Agreed and acknowledged with respect to Section 9:


         J.P. MORGAN CHASE & CO.


         By:
            --------------------------------------------------
               Name:
               Title:

                       STATEMENT OF ADDITIONAL INFORMATION

                       (SPECIAL MEETING OF SHAREHOLDERS OF
                   JPMORGAN FLEMING INTERNATIONAL EQUITY FUND
               (FORMERLY, CHASE VISTA INTERNATIONAL EQUITY FUND),
                         A SERIES OF MUTUAL FUND GROUP)

         This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated May 12, 2001 for the Special Meeting of Shareholders of JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund) (the "Merging Fund"), a series of Mutual Fund Group ("MFG"), to be held on July 3, 2001. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by calling JPMorgan Institutional International Opportunities Fund at 1-800-348-4782.

         Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

         Further information about the Surviving Fund and the Merging Fund is contained in each of JPMF's and MFG's Statements of Additional Information which are incorporated herein by reference.

         The date of this Statement of Additional Information is May 12, 2001.

                               GENERAL INFORMATION


         The Shareholders of the Merging Fund are being asked to consider and vote on two proposals.

         With respect to an Agreement and Plan of Reorganization (the "Reorganization Plan") dated as of __________, 2001 by and among MFG, on behalf of the Merging Fund, JPMF, on behalf of the Surviving Fund, and JPMC and the transactions contemplated thereby, the Reorganization Plan contemplates the transfer of all of the assets and liabilities of the Merging Fund to the Surviving Fund in exchange for shares issued by JPMF in the Surviving Fund that will have an aggregate net asset value equal to the aggregate net asset value of the shares of the Merging Fund that are outstanding immediately before the Effective Time of the Reorganization.

         Following the exchange, the Merging Fund will make a liquidating distribution of the Surviving Fund shares to its Shareholders, so that (a) a holder of Class A Shares in the Merging Fund will receive Class A Shares of the Surviving Fund and (b) a holder of Class B Shares in the Merging Fund will receive Class B Shares in the Surviving Fund, in each case of equal value, plus the right to receive any unpaid dividends and distributions that were declared before the Effective Time of the Reorganization.

         At the Meeting, shareholders will also be asked to consider and vote upon the election of Trustees of MFG.

         A Special Meeting of Shareholders of the Merging Fund to consider the proposals and the related transaction will be held at the offices of J.P. Morgan Chase & Co., 1211 Avenue of Americas, 41st Floor, New York, NY on July 3, 2001 at 9:00 a.m., Eastern time. For further information about the transaction, see the Combined Prospectus/Proxy Statement.

                            FINANCIAL STATEMENTS

         The audited financial highlights, financial statements and notes thereto of the Surviving Fund contained in its Annual Report dated November 30, 2000 and of the Merging Fund contained in its Annual Report dated October 31, 2000, and the audited financial statements, notes thereto and supplementary data of the Surviving Fund Master Portfolio contained in its Annual Report dated November 30, 2000 and of the Merging Fund Master Portfolio contained in its Annual Report dated October 31, 2000 are incorporated by reference into this Statement of Additional Information related to this Combined Prospectus/Proxy Statement. The audited financial highlights, financial statements, notes thereto and supplementary data, as applicable, which appear in each of the Surviving Fund's, the Surviving Fund Master Portfolio's, the Merging Fund's and the Merging Fund Master Portfolio's Annual Report have been audited by PricewaterhouseCoopers LLP, whose reports thereon also appear in such Annual Reports and are also incorporated herein by reference. The financial highlights, financial statements, notes thereto and supplementary data, as applicable, for the Surviving Fund and the Surviving Fund Master Portfolio for the fiscal year ended November 30, 2000 and the Merging Fund and the Merging Fund Master Portfolio for the fiscal year ended October 31, 2000 have been incorporated herein by reference in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on their authority as experts in auditing and accounting.

                          PRO FORMA FINANCAL STATEMENTS

                   THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                     THE INTERNATIONAL EQUITY PORTFOLIO (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
COMMON STOCKS -            89.7%
---------------

AUSTRALIA -                 3.7%
AMP Ltd.(s)                                        306         -          306         $  -        $ 3,019     $    -     $ 3,019
Brambles Industries Ltd.            13             -           -           13            317            -          -         317
Commonwealth Bank of
   Australia                        14             -           -           14            235            -          -         235
News Corp., Ltd.                    22             -           -           22            194            -          -         194
Santos Ltd.(s)                      -            2,271         -        2,271            -          7,368          -       7,368
Southern Pacific
   Petroleum(s)+                    -            2,100         -        2,100            -          2,374          -       2,374
Telstra Corp., Ltd.                 43             -           -           43            142            -          -         142
WMC Ltd.(s)                         -            1,961         -        1,961            -          7,465          -       7,465
Woodside Petroleum Ltd.             18             -           -           18            139                       -         139
                                                                                      ---------------------------------------------
                                                                                       1,026       20,226          -      21,252
                                                                                      ---------------------------------------------
BELGIUM -                   0.1%
Dexia +                              3             -           -            3            468                       -         468
                                                                                      ---------------------------------------------

CANADA -                    0.8%
Nortel Networks Corp.(s)            -              121         -          121              -        4,550          -       4,550
                                                                                      ---------------------------------------------

DENMARK -                   0.6%
Novo Nordisk A/S Cl B(s)            -               18         -           18              -        3,401          -       3,401
                                                                                      ---------------------------------------------

FINLAND -                   1.5%
Nokia Oyj                           25             -           -           25          1,026            -          -       1,026
Sampo Insurance Co. Ltd.,
   A Shares(s)                      -               73         -           73              -        3,588          -       3,588
Sonera Oyj                          16                         -           16            308            -          -         308
Stora Enso Oyj, R
   Shares(s)                        -              402         -          402              -        3,970          -       3,970
                                                                                      ---------------------------------------------
                                                                                       1,334        7,558          -       8,892
                                                                                      ---------------------------------------------
FRANCE -                   12.9%
Air France(s)                       -              160         -          160              -        2,976          -       2,976
Alcatel Optronics(s)+               -               40         -           40              -        2,016          -       2,016
Alcatel S.A.(s)                      3             214         -          217            157       10,603          -      10,760
Aventis SA                           7             -           -            7            511            -          -         511
AXA                                  6             -           -            6            798            -          -         798
BNP Paribas S.A.(s)                  4             132         -          136            336       10,173          -      10,510
Cap Gemini SA                        3             -           -            3            389            -          -         389
Cie Generale D'Optique
   Essilor International
   S.A.(s)                          -                1         -            1              -          389          -         389
Coflexip Stena Offshore(s)          -               61         -           61              -        7,226          -       7,226
Compagnie de
   Saint-Gobain S.A.(s)              3              11         -           13            373        1,458          -       1,831
Imerys                               2             -           -            2            217            -          -         217
Sidel S.A.(s)                       -               55         -           55              -        2,714          -       2,714
Suez Lyonnaise des
   Eaux S.A.(s)                     -               38         -           38              -        6,423          -       6,423
Total Fina Elf S.A.(s)+             -               13         -           13              -            0          -           0
Total Fina Elf S.A.,
   B Shares(s)                       7             114         -           121           939       16,318          -      17,258
Vivendi S.A.(s)                     -              172         -           172             -       10,612          -      10,612
                                                                                      ---------------------------------------------
                                                                                       3,720       70,911          -      74,630
                                                                                      ---------------------------------------------

                       PRO FORMA FINANCAL STATEMENTS

               J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                    CHASE VISTA INTERNATIONAL EQUITY FUND (1)

                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                               NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
GERMANY -                   3.9%    -              -
Allianz AG(s)                       -               23         -           23              -        8,078          -       8,078
Bayer AG                            11             -           -           11            487            -          -         487
Bayerische Motoren
   Werke AG                         13             -           -           13            381            -          -         381
Commerzbank AG(s)                   -              214         -          214              -        5,421          -       5,421
Deutsche Bank AG                    10             -           -           10            692            -          -         692
Deutsche Post AG                     5               -         -            5            106            -          -         106
Dresdner Bank AG(s)                 -               75         -           75              -        2,772          -       2,772
Heidelberger Zement AG               9             -           -            9            399            -          -         399
Merck KGaA(s)                       -               44         -           44              -        1,716          -       1,716
Schering AG(s)                      -               43         -           43              -        2,352          -       2,352
Siemens AG                           3             -           -            3            350            -          -         350
                                                                                      ---------------------------------------------
                                                                                       2,415       20,339          -      22,754
                                                                                      ---------------------------------------------
HONG KONG -                 2.6%
Cheung Kong
   Holdings Ltd.                    38             -           -            38           428            -          -         428
China Unicom +                     120             -           -           120           171            -          -         171
DAO Heng Bank
   Group Ltd.(s)                    -              632         -           632             -        3,087          -       3,087
Hong Kong Electric
   Holdings Ltd.(s)                 -            2,869         -         2,869             -        9,895          -       9,895
i-Cable Communications
   Ltd.(s)+                         -                2         -             2             -            1          -           1
MTR Corp. +                          8             -           -             8            12            -          -          12
Sunevision
   Holdings Ltd.(s)+                -            3,668         -         3,668             -        1,481          -       1,481
                                                                                      ---------------------------------------------
                                                                                         610       14,464          -      15,074
                                                                                      ---------------------------------------------
INDIA -                     0.9%
                                                                                      ---------------------------------------------
Reliance Industries
   Ltd. GDR(s)                      -              361         -          361            -          4,939          -       4,939
                                                                                      ---------------------------------------------
IRELAND -                   0.5%
Greencore Group Plc(s)              -              271         -          271            -            578          -         578
Trintech Group Plc(s)+              -              201         -          201            -          1,413          -       1,413
Trintech Group Plc
   ADR(s)+                          -               99         -           99            -            718          -         718
                                                                                      ---------------------------------------------
                                                                                                    2,710          -       2,710
                                                                                      ---------------------------------------------
ITALY -                     1.0%
Banca Fideuram SPA                 23              -           -           23            299            -          -         299
Enel SPA                           54              -           -           54            201            -          -         201
ENI-Ente Nazionale
   Idrocarburi SPA                143              -           -          143            870            -          -         870
Seat-Pagine Gialle SPA              3              -           -            3              8            -          -           8
Telecom Italia SPA                 59              -           -           59            682            -          -         682
Unicredito Italiano SPA(s)          -              712         -          712            -          3,564          -       3,564
                                                                                      ---------------------------------------------
                                                                                       2,060        3,564          -       5,624
                                                                                      ---------------------------------------------
JAPAN -                    18.0%
Acom Co., Ltd.                       3             -           -            3            195            -          -         195
Canon, Inc.                         13             -           -           13            510            -          -         510
Chugai Pharmaceutical
   Co., Ltd.                        13             -           -           13            230            -          -         230
Chuo Mitsui Trust &
   Banking Co.(s)                   -            1,026         -        1,026              -        3,242          -       3,242
DDI Corp.                            0             -           -            0            146            -          -         146
Fujitsu Ltd.                        18             -           -           18            287            -          -         287


                           PRO FORMA FINANCAL STATEMENTS

                J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                      CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                     PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                 NOVEMBER 30, 2000
                               (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
Hirose Electric Co., Ltd.            2              -          -              2       256               -          -         256
Hitachi, Ltd.(s)                     -             760         -            760         -           7,252          -       7,252
Hoya Corp.                           4              -          -              4       340               -          -         340
KAO Corp.                           10              -          -             10       307               -          -         307
Kyocera Corp.                        3              -          -              3       379               -          -         379
Mabuchi Motor Co., Ltd.              2              -          -              2       277               -          -         277
Macnica Inc.(s)                      -              22         -             22         -           2,544          -       2,544
Matsushita Electric
   Industrial Co. Ltd.(s)            -             412         -            412         -          10,340          -      10,340
Mitsubishi Chemical
   Corp.(s)                          -           2,068         -          2,068         -           5,787          -       5,787
Mitsubishi Corp.(s)                  -             936         -            936         -           7,165          -       7,165
Murata Manufacturing
   Co., Ltd.                         3              -          -              3       400               -          -         400
Nikko Securities
   Co., Ltd.                        59              -          -             59       452               -          -         452
Nippon Telegraph &
   Telephone Corp.                   0              -          -              0       508               -          -         508
Nippon Yusen Kabushiki
   Kaisha(s)                         -            1,017        -          1,017         -           4,361          -       4,361
NTT DoCoMo, Inc.                     0              -          -              0       740               -          -         740
Orix Corp.                           2              -          -              2       229               -          -         229
Promise Co., Ltd.(s)                 -             130         -            130         -           9,547          -       9,547
Ricoh Co., Ltd.(s)                   -             355         -            355         -           6,310          -       6,310
Rohm Co. Ltd.(s)                     2              45         -             46       385          10,774          -      11,159
Sony Corp.                           6              -          -              6       422               -          -         422
Sumitomo Bank Ltd.                  18              -          -             18       179               -          -         179
Sumitomo Corp.                      30              -          -             30       237               -          -         237
Taiheiyo Cement Corp.(s)             -              98         -             98         -             163          -         163
Takeda Chemical
   Industries Ltd.(s)                5             177         -            182       309          10,961          -      11,270
TDK Corp.                            2              -          -              2       206               -          -         206
Terumo Corp.                         7              -          -              7       129               -          -         129
Tokio Marine & Fire
   Insurance Co., Ltd.(s)            -             613         -            613         -           6,912          -       6,912
Tokyo Electron Ltd.                  2              -          -              2       142               -          -         142
Toshiba Corp.                       24              -          -             24       170               -          -         170
Tostem Corp.(s)                      -             465         -            465         -           6,666          -       6,666
West Japan Railway Co.(s)            -               1         -              1         -           4,136          -       4,136
Yamanouchi Pharmaceutical
   Co., Ltd.                         4             -           -              4       194               -          -         194
                                                                               ----------------------------------------------------
                                                                                    7,629          96,159          -     103,788
                                                                               ----------------------------------------------------
MEXICO -            0.8%
Consorcio ARA S.A.
   de C.V.(s)+                       -           1,745         -          1,745         -           2,132          -       2,132
TV Azteca S.A. de C.V.
   ADR(s)                            -             220         -            220         -           2,200          -       2,200
                                                                               ----------------------------------------------------
                                                                                        -           4,332          -       4,332
                                                                               ----------------------------------------------------
NETHERLANDS -       5.2%
ABN Amro Holding NV                 18              -          -             18       370               -          -         370
Akzo Nobel NV(s)                     -              85         -             85         -           4,036          -       4,036
Elsevier NV                         28              -          -             28       351               -          -         351
Fortis (NL) NV                       9              -          -              9       256               -          -         256
Heineken Holding NV(s)               -             239         -            239         -           8,675          -       8,675
ING Groep NV                        10              -          -             10       697               -          -         697
Koninklijke (Royal)
   Philips Electronics NV(s)        19             451         -            470       625          14,911          -      15,536
                                                                               ----------------------------------------------------
                                                                                    2,299          27,622          -      29,921
                                                                               ----------------------------------------------------

                          PRO FORMA FINANCAL STATEMENTS

              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
PHILIPPINES -               0.5%     -            -
ABS-CBN Broadcasting
   Corp. PDR(s)                      -        2,200          -          2,200              -        2,061        -       2,061
First Philippine Holdings
   Corp.(s)+                         -        1,581          -          1,581              -          693        -         693
                                                                                        ----------------------------------------

                                                                                           -        2,754        -       2,754
                                                                                        ----------------------------------------
PORTUGAL -                  0.1%     -            -
Brisa-Auto Estradas de
   Portugal SA                      25            -          -             25              209                   -         209
Telecel-Comunicacoes
   Pessoai +                        16            -          -             16              165                   -         165
                                                                                        ----------------------------------------

                                                                                           375       -           -         375
                                                                                        ----------------------------------------
RUSSIAN FEDERATION -        0.9%
OAO Lukoil Holding(s)                           146           -            146             -        5,320        -       5,320
                                                                                        ----------------------------------------
SINGAPORE -                 2.7%     -            -
DBS Group
   Holdings Ltd.(s)                             555           -            555             -        6,301        -       6,301
Neptune Orient Lines
   Ltd.(s)+                                   3,002           -          3,002             -        2,361        -       2,361
Singapore Press
   Holdings Ltd.(s)                             448           -            448             -        6,973        -       6,973
                                                                                        ----------------------------------------

                                                                                           -       15,636        -      15,636
                                                                                        ----------------------------------------
SOUTH KOREA -               0.8%
Pohang Iron & Steel Co.
   ADR                               18         -             -             18             257        -           -        257
H&CB ADR(s)(+)                       -          155           -            155             -        1,578         -      1,578
Hyundai Motor Co. Ltd.
   GDR(s)                            -          492           -            492             -        2,829         -      2,829
Samsung Electronics
   GDR 144A(s)                       -            0           -              0             -           29         -         29
                                                                                        ----------------------------------------

                                                                                           257      4,435        -       4,692
                                                                                        ----------------------------------------
SPAIN -                     5.5%
Acerinox S.A.(s)                     -           81           -             81             -        2,103        -       2,103
Altadis SA                           19         -             -             19             271        -          -         271
Banco Bilbao Vizcaya
   Argentaria S.A.(s)                -          593           -            593             -        7,934        -       7,934
Banco Popular Espanol                11         -             -             11             367        -          -         367
Endesa S.A.(s)                       -          342           -            342             -        5,530        -       5,530
Indra Sistemas S.A.(s)               -           77           -             77             -          604        -         604
Repsol YPF S.A.(s)                   -          390           -            390             -        6,376        -       6,376
Telefonica S.A.(s)+                  -          552           -            552             -        8,673        -       8,673
                                                                                        ----------------------------------------

                                                                                           638     31,219        -      31,857
                                                                                        ----------------------------------------
SWEDEN -                    2.2%
Autoliv, Inc. SDR(s)                 -          131           -            131             -        2,699        -       2,699
Nordic Baltic Holding AB             67         -             -             67             476        -          -         476
Skandia Forsakrings AB(s)            -          402           -            402             -        6,137        -       6,137
Skandinaviska Enskilda
   Banken Cl A(s)                    -          275           -            275             -        2,943        -       2,943
Telefonaktiebolaget LM
   Ericson, Class B                  67         -             -             67             763        -          -         763
                                                                                        ----------------------------------------
                                                                                         1,239     11,779        -      13,018
                                                                                        ----------------------------------------
SWITZERLAND -              13.7%
Barry Callebaut AG(s)                -            6           -              6             -          848        -         848
Compagnie Financiere
   Richemont AG A Units(s)           -            3           -              3             -        9,053        -       9,053
Credit Suisse Group(s)               -           39           -             39             -        6,797        -       6,797

                          PRO FORMA FINANCAL STATEMENTS

              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------

Nestle S.A.(s)                          0              7        -           7            410       14,758        -      15,168
Novartis AG(s)                          0              5        -           5            770        7,576        -       8,346
Roche Holding AG(s)                     0              1        -           1            594       13,328        -      13,922
Swiss Re(s)                            -               2        -           2             -         5,430        -       5,430
Syngenta AG(s)+                         0              5        -           5             21          210        -         231
UBS AG(s)                               3             44        -          47            389        6,146        -       6,535
Zurich Financial Services AG(s)         1             24        -          24            360       12,731        -      13,091
                                                                                      ----------------------------------------

                                                                                       2,546       76,877        -      79,422
                                                                                      ----------------------------------------

TAIWAN -                    0.0%
United Microelectronics Corp. ADR      18             -         -          18            154                     -         154
                                                                                      ----------------------------------------


UNITED KINGDOM -           10.3%
Autonomy Corp. Plc                      4             -         -           4            119           -         -         119
BAE Systems Plc                       127             -         -         127            653           -         -         653
Barclays Plc                           18             -         -          18            518           -         -         518
Bass Plc                               24             -         -          24            257           -         -         257
BBA Group Plc(s)                       -             456        -         456             -         2,493        -       2,493
BG Group Plc                          108             -         -         108            441           -         -         441
Blue Circle Industries Plc             66             -         -          66            433           -         -         433
BOC Group Plc                          11             -         -          11            160           -         -         160
BP Amoco Plc                           63             -         -          63            494           -         -         494
British American Tobacco Plc(s)        35            287        -         322            249        2,040        -       2,290
British Land Company Plc               45             -         -          45            293           -         -         293
Cable & Wireless Plc(s)                -             236        -         236              -        2,916        -       2,916
CGNU Plc                               37             -         -          37            553           -         -         553
Enterprise Oil Plc                     26             -         -          26            217           -         -         217
Glaxo Wellcome Plc                     25             -         -          25            734           -         -         734
Granada Compass Plc +                  38             -         -          38            363           -         -         363
Invensys Plc(s)                        -           5,080        -       5,080             -        12,349        -      12,349
Lattice Group Plc +                   108             -         -         108            230           -         -         230
Legal & General Group Plc              90             -         -          90            230           -         -         230
Reuters Group Plc                      25             -         -          25            375           -         -         375
Rio Tinto Plc                          20             -         -          20            306           -         -         306
Schroders Plc                          12             -         -          12            204           -         -         204
SmithKline Beecham Plc                  2             -         -           2             27           -         -          27
Stolt Nielson ADR(s)                    -            106        -         106             -         1,855        -       1,855
Tesco Plc(s)                          151          2,344        -       2,495            606        9,404        -      10,010
Unilever Plc                           58              -        -          58            480           -         -         480
Vodafone Group Plc(s)                 490          5,420        -       5,910          1,680       18,535        -      20,215
Wolseley Plc                           45             -         -          45            246           -         -         246
                                                                                      ----------------------------------------

                                                                                       9,868       49,593        -      59,461
                                                                                      ----------------------------------------
VENEZUELA                   0.5%
Compania Anonima Nacional
 Telefonos de Venezuela ADR(s)         -             171        -         171             -         2,725        -       2,725
                                                                                      ----------------------------------------

TOTAL COMMON STOCKS                    -              -                               36,637      481,114        -     517,751
                                                                                      ----------------------------------------

                          PRO FORMA FINANCAL STATEMENTS

              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
REDEEMABLE UNSECURED
LOAN STOCK -                0.0%
---------------------------------

MALAYSIA -                  0.0%
Sunway Building
   Technology, BHD,
   3.00%, 07/30/01                    60              -         -          60               15        -        -          15
                                                                                      --------------------------------------

CONVERTIBLE BONDS -         0.1%
-------------------

GERMANY -                   0.0%
DaimlerChysler AG,
   5.75%, 06/14/02                    11              -         -      11,440                5                 -           5


HONG KONG -                 0.1%
China Mobile (Hong Kong)
   Ltd., 2.25%, 11/3/05                              633        -         633                       622        -         622
                                                                                                    ------------------------

TOTAL CONVERTIBLE BONDS                               -                                      5      622        -         627
                                                                                                    ------------------------

PREFERRED STOCKS -          1.7%                      -
------------------

AUSTRALIA                   1.7%                      -
News Corp. Ltd.(s)                                 1,236        -   1,236,100                -    9,525        -       9,525
                                                                                      --------------------------------------

--------------------------------
SHORT TERM INVESTMENTS -    8.5%               PRINCIPAL AMOUNT                         MARKET VALUE
                                 ---------------------------------------------        --------------------------------------
--------------------------------

INVESTMENT COMPANIES -      3.7%
Hamilton Money Fund                               21,151     (507) (a) 20,644                -   21,151     (507) (a) 20,644

TIME DEPOSITS -             4.3%
Bank of New York,
   6.43%, 12/4/00(s)                              25,000       -       25,000                -   25,000        -      25,000

U.S. TREASURY SECURITIES -  0.5%
U.S. Treasury Bills,
   6.19%, 3/22/01(s)(y)                            3,140       -        3,140                -    3,082        -       3,082
TOTAL SHORT-TERM INVESTMENTS                                                                 -   49,233     (507)     48,726
                                                                                      --------------------------------------

TOTAL INVESTMENTS -         100%                                                      $ 36,657 $540,494 $   (507)   $576,644
(Cost $589,620)                                                                       ======================================

----------------------------------------------
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS                         JPM                                    PROFORMA COMBINED
----------------------------------------------  ---------------------------------                  -------------------------

                          PRO FORMA FINANCAL STATEMENTS

              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
                                                                                                                        UNREALIZED
                 CONTRACTS TO                     SETTLEMENT       CONTRACTUAL                          VALUE           APPRECIATION
                     BUY                             DATE            VALUE                           AT 11/30/00      (DEPRECIATION)
                 ----------------------------------------------------------------                    -------------------------------
                     3,690        AUD for
                     2,989        CAD               1/24/2001          $ 1,942                               $ 1,936      $ (6)
                     4,031        EUR for                                                                          -
                     6,109        CHF               1/24/2001            3,430                                 3,410       (20)
                     9,000        EUR for                                                                          -
                     5,408        GBP               1/24/2001            7,611                                 7,791       180
                     1,899        GBP for                                                                          -
                     4,791        CHF               1/24/2001            2,665                                 2,586       (79)
                     66,988       HKD for                                                                          -
                     6,073        GBP               1/29/2001            8,601                                 8,579       (22)
                    308,659       JPY for                                                                          -
                     3,359        EUR               1/24/2001            2,916                                 2,798      (118)
                     62,700       JPY for                                                                          -
                      689         EUR               1/24/2001              592                                   563       (30)
                    243,437       JPY for                                                                          -
                     2,670        EUR               1/24/2001            2,305                                 2,193      (112)
                     7,448        SGD for                                                                          -
                     3,003        GBP               1/26/2001            4,309                                 4,318         8
                     34,049       CAD               1/24/2001           22,594                                22,185      (409)
                     55,000       DKK               1/24/2001            6,336                                 6,434        97
                     55,025       DKK               12/4/2000            6,405                                 6,423        19
                     10,467       EUR               1/24/2001            8,785                                 9,136       351
                     7,010        EUR               1/24/2001            5,897                                 6,118       221
                     6,672        EUR               1/24/2001            5,647                                 5,823       176
                     4,703        EUR               1/24/2001            3,989                                 4,105       116
                     6,722        EUR               1/24/2001            5,810                                 5,867        57
                     3,970        EUR               1/24/2001            3,423                                 3,465        42
                     8,000        EUR               1/24/2001            6,896                                 6,982        86
                     3,305        EUR               1/24/2001            2,832                                 2,885        53
                     3,305        EUR               1/24/2001            2,826                                 2,885        59
                     1,300        EUR               1/24/2001            1,107                                 1,135        27
                     3,000        EUR               1/24/2001            2,558                                 2,618        60
                     3,000        EUR               1/24/2001            2,607                                 2,611         4
                     33,124       GBP               1/24/2001           48,211                                47,016    (1,196)
                     8,000        GBP               1/24/2001           11,404                                11,355       (49)
                     2,836        GBP               1/24/2001            4,104                                 4,025       (79)
                     1,200        GBP               1/24/2001            1,707                                 1,703        (4)
                     25,793       HKD               1/29/2001            3,312                                 3,311        (1)
                   1,323,246      JPY               1/24/2001           12,413                                12,061      (352)
                    500,000       JPY               1/24/2001            4,695                                 4,557      (138)
                    548,500       JPY               1/24/2001            5,000                                 4,999        (1)
                     45,580       SEK               1/24/2001            4,461                                 4,564       102
                                                               ----------------                      -------------------------------
                                                                     $ 217,392                             $ 216,438    $ (954)
                                                               ----------------                      -------------------------------

                          PRO FORMA FINANCAL STATEMENTS

              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------
                                                                                                                        UNREALIZED
                 CONTRACTS TO                     SETTLEMENT       CONTRACTUAL                          VALUE          APPRECIATION
                     SELL                            DATE             VALUE                          AT 11/30/00      (DEPRECIATION)
                 ----------------------------------------------------------------                    -------------------------------
                     39,608       AUD               1/24/2001         $ 20,912                              $ 20,842     $ (70)
                     66,240       CHF               1/24/2001           37,193                                38,360     1,167
                     65,000       DKK               1/24/2001            7,541                                 7,603        63
                     55,025       DKK               1/24/2001            6,416                                 6,437        21
                     6,000        EUR               1/24/2001            4,980                                 5,237       257
                     14,635       EUR               1/24/2001           12,789                                12,774       (16)
                     2,020        EUR               1/24/2001            1,737                                 1,763        26
                     6,000        EUR               1/24/2001            5,196                                 5,237        41
                     3,000        EUR               1/24/2001            2,613                                 2,618         5
                     3,170        GBP               1/24/2001            4,441                                 4,499        58
                     85,668       HKD               1/29/2001           11,000                                10,997        (3)
                     80,458       HKD               1/23/2001           10,335                                10,327        (7)
                    937,105       JPY               1/24/2001            8,672                                 8,541      (131)
                    472,751       JPY               1/24/2001            4,338                                 4,309       (29)
                    998,339       JPY               1/24/2001            9,160                                 9,099       (61)
                   1,000,000      JPY               1/24/2001            9,200                                 9,115       (85)
                    359,746       JPY               1/24/2001            3,306                                 3,279       (27)
                    484,920       JPY               1/24/2001            4,444                                 4,420       (24)
                    146,524       JPY               1/24/2001            1,343                                 1,336        (7)
                    219,146       JPY               1/24/2001            2,007                                 1,997       (10)
                    400,000       JPY               1/24/2001            3,774                                 3,646      (128)
                    229,697       JPY               1/24/2001            2,090                                 2,094         4
                     31,737       SEK               1/24/2001            3,164                                 3,178        14
                     25,415       SGD               1/26/2001           14,623                                14,575       (48)
                                                               ----------------                      -------------------------------
                                                                     $ 191,273                             $ 192,283   $ 1,010
                                                               ================                      ===============================

-----------------------------
FUTURES CONTRACTS
-----------------------------
                                                                                                                       UNREALIZED
                                                                             UNDERLYING FACE                          APPRECIATION
                   PURCHASED                             EXPIRATION DATE     AMOUNT AT VALUE                         (DEPRECIATION)
---------------------------------------------------------------------------------------------                      -----------------
                      0.424 D.J. EURO STOXX 50 Index     December 2000              $ 17,731                                 $ (805)
                      0.122 FTSE 100 Index               December 2000                10,627                                   (452)
                      0.088 TOPIX Index                  December 2000                10,856                                   (231)
                                                                             ----------------                      -----------------
                                                                                    $ 39,213                               $ (1,488)
                                                                             ================                      =================

ADR - American Depositary Receipt
AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
DKK - Danish Krone
EUR - Euro

                          PRO FORMA FINANCAL STATEMENTS

              J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                   CHASE VISTA INTERNATIONAL EQUITY FUND (1)
                   PROFORMA COMBINING SCHEDULE OF INVESTMENTS
                                NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

                                                       SHARES                                              MARKET VALUE
                                 -------------------------------------------------  ------------------------------------------------
                                                                       PRO FORMA                                        PRO FORMA
                                                                       COMBINED                                          COMBINED
                                 THE FLEMING                           JPMORGAN    THE FLEMING                           JPMORGAN
                                   INTER-        THE         PRO        FLEMING       INTER-        THE        PRO       FLEMING
                                  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL  NATIONAL   INTERNATIONAL  FORMA    INTERNATIONAL
                                   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES   EQUITY    OPPORTUNITIES  ADJUST-  OPPORTUNITIES
                               PORTFOLIO(1)   PORTFOLIO    MENTS        FUND       PORTFOLIO(1)    PORTFOLIO    MENTS        FUND
                               ------------   ------------ -------   ------------- ------------ ------------- -------  -------------

GBP - British Pound
GDR - Global Depositary Receipt
HKD - Hong Kong Dollar
JPY - Japanese Yen
PDR - Philippine Depositary Receipt
SEK - Swedish Krona
SDR - Swedish Depositary Receipt
SGD - Singapore Dollar
144A - Securities restricted for resale to Qualified Institutional Buyers
(s) Security is fully or partially segregated with custodian as collateral for futures or with brokers as initial margin for futures contracts
(y) Yield to maturity
(z) Category is less than 0.05%.
+ Non-income producing security
(a) Reflects the redemption in short term investments of the J.P. Morgan International Opportunities Fund Advisor Series Fund.
(1) Formerly, Chase Vista International Equity Portfolio

                 J.P. Morgan International Opportunities Fund /
          J.P. Morgan Institutional International Opportunities Fund /
                  The International Opportunities Portfolio /
                  JPMorgan Fleming International Equity Fund(1) /
                  The Fleming International Equity Portfolio(2)

             Pro Forma Combining Statement of Assets and Liabilities
                       As of November 30, 2000 (Unaudited)
                (Amounts in Thousands, Except Per Share Amounts)

                                                                                                                         JPMORGAN
                                                                  J.P. MORGAN         J.P. MORGAN    THE INTERNATIONAL    FLEMING
                                                                 INTERNATIONAL       INSTITUTIONAL     OPPORTUNITIES   INTERNATIONAL
                                                               OPPORTUNITIES FUND    INTERNATIONAL       PORTFOLIO        EQUITY
                                                                                     OPPORTUNITIES                         FUND(1)
                                                                                          FUND
                                                            ------------------------------------------------------------------------
ASSETS:
   Investments in The International Opportunities Portfolio, at value  $ 79,231         $ 462,287              $ -             $ -
   Investments in Chase Vista International Equity Portfolio, at value        -                 -                -          36,335
   Investments at Value                                                       -                 -          540,494               -
   Foreign Currency at Value                                                  -                 -            7,068               -
   Cash                                                                       -                 -                -               -
   Receivable for Investments Sold                                            -                 -           17,598               -
   Unrealized Appreciation of Forward Foreign Currency Contracts              -                 -            2,305               -
   Tax Reclaim Receivable                                                     -                 -            1,452               -
   Dividend and Interest Receivable                                           -                 -              476               -
   Receivable for Shares of Beneficial Interest Sold                        311                60                -               -
   Deferred Organization Expense                                              3                 4                3               -
   Prepaid Trustees' Fees and Expenses                                        -                 1                1               -
   Prepaid Expenses and Other Assets                                          -                 1                1               -

                                                            ------------------------------------------------------------------------
      Total Assets                                                       79,545           462,353          569,398          36,335
                                                            ------------------------------------------------------------------------

LIABILITIES:
   Due to Custodian                                                           -                 -           11,556               -
   Payable for Investments Purchased                                          -                 -           10,435               -
   Unrealized Depreciation of Forward Foreign Currency Contracts              -                 -            4,269               -
   Payable for Shares of Beneficial Interest Redeemed                        74             1,212                -              41
   Variation Margin Payable                                                   -                 -              630               -
   Advisory Fee Payable                                                       -                 -              276               -
   Transfer Agent Fee Payable                                                 -                 -                               47
   Shareholder Servicing Fee Payable                                         18                39                -              26
   Accrued Printing and Postage                                                                                  -              64
   Accrued Audit & Legal Fees                                                 -                 -                -              11
   Fund Services Fee Payable                                                  -                 1                1              15
   Administration Services Fee Payable                                        -                 9               11               2
   Accrued Trustee Fees                                                       -                 -                1               3
   Administration Fee Payable                                                 2                 -                -               2
   Accrued Expenses and Other Liabilities                                    43                76              194              32

                                                            ------------------------------------------------------------------------
      Total Liabilities                                                     137             1,337           27,373             243
                                                            ------------------------------------------------------------------------

NET ASSETS:
   Paid-in Capital                                                       79,260           468,697                           33,863
   Undistributed (Distributions in Excess of) Net Investment Income         592             1,277                             (421)
   Accumulated Net Realized Gain (Loss)                                   1,765             3,688                           (1,491)
   Net Unrealized Appreciation of Investment                             (2,209)          (12,646)                           4,141

                                                            ------------------------------------------------------------------------
      Net Assets                                                       $ 79,408         $ 461,016        $ 542,025      $   36,092
                                                            ========================================================================

Shares of Beneficial Interest Outstanding                                 6,995            40,484
                                                                                                                        2,295(A)*
                                                                                                                        502(B)*

Net Asset Per Share                                                     $ 11.35           $ 11.39                       $  12.96(A)*
                                                                                                                        $  12.63(B)*

Pro Forma with Concurrent Reorganization
Shares Outstanding
 Class A
 Class B
 Select
Institutional

 Net Assets Value Per Share
 Class A
 Class B
 Select
Institutional


                                                            ------------------------------------------------------------------------
      Cost of Investments                                                                                $ 551,493
                                                            ========================================================================


                                                                                                                       PRO FORMA
                                                                                                                        COMBINED
                                                                                                                    JPMORGAN FLEMING
                                                                            THE FLEMING            PRO FORMA         INTERNATIONAL
                                                                        INTERNATIONAL EQUITY      ADJUSTMENTS        OPPORTUNITIES
                                                                             PORTFOLIO(2)                                 FUND
                                                            --------------------------------------------------       --------------
ASSETS:
   Investments in The International Opportunities Portfolio, at value                 $ -          $ (541,518) (a)             $ -
   Investments in Chase Vista International Equity Portfolio, at value                                (36,335) (a)               -
   Investments at Value                                                            36,657                (507) (e)         576,644
   Foreign Currency at Value                                                            1                   -                7,069
   Cash                                                                                96                                       96
   Receivable for Investments Sold                                                      2                   -               17,600
   Unrealized Appreciation of Forward Foreign Currency Contracts                        -                   -                2,305
   Tax Reclaim Receivable                                                               -                   -                1,452
   Dividend and Interest Receivable                                                    47                   -                  523
   Receivable for Expense Reimbursements                                                -                  10 (b)              381
   Deferred Organization Expense                                                        -                 (10)(b)                -
   Prepaid Trustees' Fees and Expenses                                                  -                   -                    2
   Prepaid Expenses and Other Assets                                                    7                   -                    9

                                                            --------------------------------------------------       --------------
      Total Assets                                                                 36,810            (578,360)             606,081
                                                            --------------------------------------------------       --------------

LIABILITIES:
   Due to Custodian                                                                                         -               11,556
   Payable for Investments Purchased                                                  319                   -               10,754
   Unrealized Depreciation of Forward Foreign Currency Contracts                        -                   -                4,269
   Payable for Shares of Beneficial Interest Redeemed                                   -                   -                1,327
   Variation Margin Payable                                                             -                   -                  630
   Advisory Fee Payable                                                                16                   -                  292
   Transfer Agent Fee Payable                                                           -                   -                   47
   Shareholder Servicing Fee Payable                                                    -                   -                   83
   Accrued Printing and Postage                                                         -                   -                   64
   Accrued Audit & Legal Fees                                                          51                   -                   62
   Fund Services Fee Payable                                                            9                   -                   26
   Administration Services Fee Payable                                                  -                   -                   22
   Accrued Trustee Fees                                                                 4                   -                    8
   Administration Fee Payable                                                           2                   -                    6
   Accrued Expenses and Other Liabilities                                              74                   -                  419

                                                            --------------------------------------------------       --------------
      Total Liabilities                                                               475                   -               29,565
                                                            --------------------------------------------------       --------------

NET ASSETS:
   Paid-in Capital                                                                                          -              581,820
   Undistributed (Distributions in Excess of) Net Investment Income                                         -                1,442
   Accumulated Net Realized Gain (Loss)                                                                     -                3,962
   Net Unrealized Appreciation of Investment                                                                -              (10,714)

                                                            --------------------------------------------------       --------------
      Net Assets                                                                 $ 36,335          $ (578,360)           $ 576,516
                                                            ==================================================       ==============

Shares of Beneficial Interest Outstanding                                                             (47,533) (d)
                                                                                                       (2,295) (d)
                                                                                                         (502) (d)

Net Asset Per Share


Pro Forma with Concurrent Reorganization
Shares Outstanding
 Class A                                                                                                2,613 (c)            2,613
 Class B                                                                                                  557 (c)              557
 Select                                                                                                 6,973 (c)            6,973
Institutional                                                                                          40,484 (c)           40,484

 Net Assets Value Per Share
 Class A                                                                                              $ 11.39 (c)          $ 11.39
 Class B                                                                                              $ 11.39 (c)          $ 11.39
 Select                                                                                               $ 11.39 (c)          $ 11.39
Institutional                                                                                         $ 11.39 (c)          $ 11.39


                                                            -----------------------------------------------------------------------
      Cost of Investments                                                        $ 38,127                                $ 589,620
                                                            =======================================================================


(a) Reallocation of investments from the feeder funds to master portfolio.
(b) Write-off of deferred organization expenses of the portfolio and JPMorgan International Opportunity Fund.
(c) The difference in number of shares outstanding due to the Reorganization.
(d) Reallocation of feeder fund's beneficial interest to Class A, Class B, Select, Institutional Shares due to the Reorganization.
(e) Reflects the redemption in short term investments of the J.P. Morgan International Opportunities Fund Advisor Series Fund.
(1) Formerly, Chase Vista International Equity Fund
(2) Formerly, The International Equity Portfolio

                 J.P. Morgan International Opportunities Fund /
          J.P. Morgan Institutional International Opportunities Fund /
                   The International Opportunities Portfolio /
                   JPMorgan Fleming International Equity Fund(1) /
                   The Fleming International Equity Portfolio(2)

                   Pro Forma Combining Statement of Operations
            For the Twelve Months Ended November 30, 2000 (Unaudited)
                             (Amounts in thousands)

                                                                                                                       JPMORGAN
                                                          J.P. MORGAN  J.P. MORGAN INSTITUTIONAL  THE INTERNATIONAL     FLEMING
                                                        INTERNATIONAL           INTERNATIONAL       OPPORTUNITIES    INTERNATIONAL
                                                     OPPORTUNITIES FUND     OPPORTUNITIES FUND        PORTFOLIO      EQUITY FUND(1)

                                                    ------------------------------------------------------------------------------
 INCOME:

    Allocated Investment Income From Portfolio                $ 1,456                $ 8,083               $ -             $ 491
    Interest Income                                                 -                      -             1,532
     Dividend Income                                                -                      -             8,008
    Other Income
     Allocated Portfolio Expenses                                (623)                (3,478)                -              (317)
                                                    ------------------------------------------------------------------------------
        Investment Income                                         833                  4,605             9,540               174
                                                    ------------------------------------------------------------------------------

 EXPENSES:

   Advisory Fees                                                    -                      -             3,269                 -
   Administrative Services Fee                                     20                    112               132                41
   Shareholder Servicing Fee                                      207                    462                 -               110
   Custodian Fees and Expenses                                      -                      -               616                 -
   Transfer Agent Fees                                             36                     33                 -               158
   Distribution Fees                                                                                                         156
   Registration Fees                                               39                     37                 -                46
   Professional Fees                                               12                     15                53                11
   Financial and Fund Accounting Services Fee                      43                     43                 -                38
   Printing Expenses                                               11                      8                 -                29
   Fund Services Fee                                                1                      7                 8
   Amortization of Organizational Expenses                          2                      3                 3
   Trustees' Fees and Expenses                                      1                      4                 5                 1
   Administration Fee                                               1                      5                 4                 -
   Interest Expense                                                                                          -                (4)
   Miscellaneous                                                    8                     15                12                29

                                                    ------------------------------------------------------------------------------
 Total Expenses                                                   381                    744             4,102               615
                                                    ------------------------------------------------------------------------------
     Less: Amounts Waived
     Less: Reimbursement of Expenses                                -                      -                 -               (25)

                                                    ------------------------------------------------------------------------------
     Net Expenses                                                 381                    744             4,102               590
                                                    ------------------------------------------------------------------------------

                                                    ------------------------------------------------------------------------------
     Net Investment Income                                        452                  3,861             5,438              (416)
                                                    ------------------------------------------------------------------------------

 REALIZED and UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on:
       Investment Transactions                                  4,097                 11,839            17,984             3,445
       Futures Contracts                                            -                      -               622
       Foreign Currency Transactions                                -                      -            (2,676)
                                                    ------------------------------------------------------------------------------
   Net Realized Gain (Loss)                                     4,097                 11,839            15,930             3,445

 Net Change in Unrealized
 Appreciation/Depreciation of
       Investment Transactions                                (14,120)               (75,487)          (84,288)           (8,088)
       Futures and Forward Contracts                                -                      -            (2,539)
       Foreign Currency Contracts and Translations                  -                      -            (2,793)
                                                    ------------------------------------------------------------------------------
 Net Change in Unrealized
 Appreciation/Depreciation of Investments                     (14,120)               (75,487)          (89,620)           (8,088)


                                                    ------------------------------------------------------------------------------
 Net (decrease) in net assets from operations                $ (9,571)             $ (59,787)        $ (68,252)         $ (5,059)
                                                    ==============================================================================


                                                                                                     PRO FORMA
                                                                                                      COMBINED
                                                                                                      JPMORGAN
                                                        THE FLEMING        PRO FORMA                  FLEMING
                                                       INTERNATIONAL      ADJUSTMENTS              INTERNATIONAL
                                                          EQUITY                                   OPPORTUNITIES
                                                        PORTFOLIO(2)                                    FUND
                                                    --------------------------------------------------------------
 INCOME:

 Allocated Investment Income From Portfolio                       $ -        $ (10,030)   (c)                 $ -
     Interest Income                                               91                -                      1,623
      Dividend Income                                             391                -                      8,399
     Other Income                                                   9                -                          9
      Allocated Portfolio Expenses                                  -            4,418    (b)                   -
                                                    --------------------------------------------------------------
     Investment Income                                            491           (5,612)                    10,031
                                                    --------------------------------------------------------------

 EXPENSES:

     Advisory Fees                                                430             (165)   (a)               3,534
     Administrative Services Fee                                   21              558    (a)                 884
     Shareholder Servicing Fee                                      -                -                        779
     Custodian Fees and Expenses                                   73             (279)  (f,g)                410
     Transfer Agent Fees                                            -                -                        227
     Distribution Fees                                              -                                         156
     Registration Fees                                              -                -                        122
     Professional Fees                                             47              (52)   (g)                  86
     Financial and Fund Accounting Services Fee                    54             (178)   (f)                   -
     Printing Expenses                                              -              (17)   (g)                  31
     Fund Services Fee                                              -                -                         16
     Amortization of Organizational Expenses                        -                6    (e)                  14
     Trustees' Fees and Expenses                                    1                -                         12
     Administration Fee                                             -                -                         10
     Interest Expense                                              (4)                                         (8)
     Miscellaneous                                                 27                -                         91

                                                    --------------------------------------------------------------
         Total Expenses                                           649             (127)                     6,364
                                                    --------------------------------------------------------------
         Less: Amounts Waived                                                      127    (a)                 127
         Less: Reimbursement of Expenses                         (332)             (47)   (a)                (404)

                                                    --------------------------------------------------------------
         Net Expenses                                             317              (47)                     6,087
                                                    --------------------------------------------------------------

                                                    --------------------------------------------------------------
         Net Investment Income                                    174           (5,565)                     3,944
                                                    --------------------------------------------------------------

 REALIZED and UNREALIZED GAIN (LOSS):
   Net Realized Gain (Loss) on:
      Investment Transactions                                   3,884          (19,381)   (d)              21,868
      Futures Contracts                                           236                -                        858
      Foreign Currency Transactions                              (675)               -                     (3,351)
                                                    --------------------------------------------------------------
   Net Realized Gain (Loss)                                     3,445          (19,381)                    19,375

 Net Change in Unrealized
 Appreciation/Depreciation of
      Investment Transactions                                  (8,042)          97,695    (d)             (92,330)
      Futures and Forward Contracts                               (47)               -                     (2,586)
      Foreign Currency Contracts and Translations                   1                -                     (2,792)
                                                    --------------------------------------------------------------
 Net Change in Unrealized
 Appreciation/Depreciation of Investments                      (8,088)          97,695                    (97,708)


                                                    --------------------------------------------------------------
 Net (decrease) in net assets from operations                $ (4,469)        $ 72,749                  $ (74,389)
                                                    ==============================================================


(a) Reflects adjustments to investment advisory fee, administrative fees and shareholder servicing fees and/or related waivers based on the surviving Fund's revised fee schedule.
(b) Reflects the elimination of master portfolio expenses which have been disclosed under feeder expenses.
(c) Reallocation of investment income to feeder funds
(d) Reallocation of realized and unrealized loss to feeder funds.
(e) Reflects write-off of deferred organization expenses of the portfolio
(f )Reclassification of fund accounting charge into combined custodial charge.
(g) Reduction reflects expected benefits of combined operations.
(1) Formerly, Chase Vista International Equity Fund
(2) Formerly, The International Equity Portfolio

                 J.P. MORGAN INTERNATIONAL OPPORTUNITIES FUND /
          J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND /
                  THE INTERNATIONAL OPPORTUNITIES PORTFOLIO /
                  JPMORGAN FLEMING INTERNATIONAL EQUITY FUND(1) /
                  THE FLEMING INTERNATIONAL EQUITY PORTFOLIO(2)

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (UNAUDITED)

1.       BASIS OF COMBINATION:

         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of The International Opportunities Portfolio ("Master Portfolio"), J.P. Morgan Institutional International Opportunities Fund ("Institutional Fund"), and J.P. Morgan International Opportunities Fund ("International Opportunities Fund"), (collectively the "feeder funds" of the Master Portfolio) as if the proposed reorganization occurred as of and for the twelve months ended November 30, 2000.

         The Pro Forma Combining Statement of Assets and Liabilities, Statement of Operations and Schedule of Investments ("Pro Forma Statements") reflect the accounts of the Master Portfolio, the feeder funds, and JPMorgan Fleming International Equity Fund ("CVIEF") as if the proposed concurrent reorganization occurred as of and for the twelve months ended November 30, 2000.

         Under the Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of the Master Portfolio, and International Opportunities Fund in exchange for shares in Institutional Fund. Under the Concurrent Reorganization, the Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Master Portfolios, International Opportunities Fund, and CVIEF in exchange for shares in Institutional Fund. The Pro Forma Statements should be read in conjunction with the historical financial statements of each Fund, which have been incorporated by reference in their respective Statements of Additional Information.

2.       SHARES OF BENEFICIAL INTEREST:

         Under the Reorganization, the existing shares of Institutional Fund would be renamed Institutional Class Shares, the existing shares of International Opportunities Fund would be renamed Select Class Shares. The net asset values per share for Select Class Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Class Shares immediately prior to the reorganization.

         Under the Concurrent Reorganization, the existing shares of Institutional Fund would be renamed Institutional Class Shares and the existing shares of International Opportunities Fund would be renamed Select Class Shares and would commence offering Class A and Class B Shares. The net asset values per share for Select Class Shares and Class B Shares at the commencement of offering would be identical to the closing net asset value per share for the Institutional Class Share immediately prior to the reorganization.

(1) Formerly, Chase Vista International Equity Fund
(2) Formerly, The International Equity Portfolio

         Under the proposed reorganization, each shareholder of International Opportunities Fund would receive shares of Institutional Fund with a value equal to their holding in their respective funds. Holders of International Opportunities Fund will receive Select Class Shares in Institutional Fund. Therefore, as a result of the proposed Reorganization, current shareholders of International Opportunities Fund will become shareholders of Institutional Fund.

         Under the proposed Concurrent Reorganization, each shareholder of International Opportunities Fund and CVIEF would receive shares of Institutional Fund with a value equal to their holding in their respective funds. Holders of Class A Shares in CVIEF will receive Class A Shares and holders of Class B Shares in CVIEF will receive Class B Shares. Therefore, as a result of the proposed Concurrent Reorganization, current holders of International Opportunities and CVIEF will become shareholders of Institutional Fund.

         The Pro Forma net asset value per share assumes the issuance of additional shares of Institutional Shares, which would have been issued on November 30, 2000 in connection with the proposed Reorganization and the proposed Concurrent Reorganization. The amount of additional shares assumed to be issued under the Reorganization was calculated based on the November 30, 2000 net assets of International Opportunities Fund and net assets values per share of Institutional Fund. The amount of additional shares assumed to be issued under the Concurrent Reorganization was calculated based on November 30, 2000 net assets of International Opportunities Fund and CVIEF and the net asset value per share of Institutional Fund.


JPMORGAN FLEMING INTERNATIONAL OPPORTUNITIES FUND WITH CONCURRENT
REORGANIZATION

                            Class A        Class B
                         Class Shares   Class Shares
Increase in Shares          2,613          557
Issued

Net Assets                 29,753         6,340
11/30/00

Pro Forma Net Asset         11.39          11.39
Value 11/30/00

3.       PRO FORMA OPERATIONS:

         The Pro Forma Statements of Operations assumes similar rates of gross investment income for the investments of each Fund. Accordingly, the combined gross investment income is equal to the sum of each Fund's gross investment income. Certain expenses have been adjusted to reflect the expected expenses of the combined entity including the change in administration fee and the new expected expense cap. The pro forma investment advisory, shareholder servicing and distribution fees of the combined Fund are based on the fee schedule in effect for the surviving Fund at the combined level of average net assets for the twelve months ended November 30, 2000.

         FORM N-14

         PART C - OTHER INFORMATION

         Item 15.  Indemnification.

         Reference is made to Section 5.3 of Registrant's Declaration of Trust and Section 5 of Registrant's Distribution Agreement.

         Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         Item 16.  Exhibits.

         1          Declaration of Trust.

         (a) Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 033-54642) (the "Registration Statement") filed on September 26, 1996 (Accession Number 0000912057-96-021281).

         (b) Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (c) Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).


                                    Part C-1

         (d) Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

         (e) Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

         (f) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. l(e) to Post-Effective Amendment No. 50 to the Registration Statement on December 29, 1997 (Accession Number 0001041455-97-000014).

         (g) Amendment No. 10 to Declaration of Trust; Amendment and Tenth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest and change voting procedures to dollar-based voting was filed as Exhibit No. (a)6 to Post-Effective Amendment No. 60 to the Registration Statement on December 31, 1998 (Accession Number 0001041455-98-000097).

         (h) Amendment No. 11 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 63 to the Registration Statement filed on April 29, 1999 (Accession Number 00001041455-99-000041).

         (i) Amendment No. 12 to Declaration of Trust. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (j) Amendment No.13 to Declaration of Trust, incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (k) Amendment No.14 to Declaration of Trust incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         2        By-laws.

         (a) Restated By-Laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Amendment to Restated By-laws of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         3        Not Applicable

                                    Part C-2

         4 Agreement and Plan of Reorganization filed herewith as Appendix A to the Combined Prospectus/Proxy Statement.

         5        Not Applicable

         6 Form of Investment Advisory Agreement to be filed by Amendment.

         7        Distribution Agreement to be filed by Amendment.

         8        Not Applicable

         9        Custodian Agreement

         (a) Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street"). Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Custodian Contract between Registrant and The Bank of New York. Incorporated herein by reference to Post-Effective Amendment No. 71 to the Registration Statement filed on February 28, 2000 (Accession Number 0001041455-00-000056).

         10       Forms of Rule 12b-1 Distribution Plans to be filed by
                  Amendment.

         11 Opinion and Consent of Nixon Peabody LLP as to the Legality of Shares to be filed by Amendment.

         12 Opinion and Consent of Simpson Thacher & Bartlett as to Tax Consequences to be filed by Amendment.

         13       Material Contracts.

         (a) Co-Administration Agreement between Registrant and FDI. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (b) Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty") filed as Exhibit
(h)2 to Post Effective Amendment No. 54 to the Registration Statement on August 25, 1998 (Accession No. 0001041455-98-000053).

         (c) Transfer Agency and Service Agreement between Registrant and State Street. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26,1996 (Accession Number 0001016964-96-000061).

         (d) Restated Administrative Services Agreement between Registrant and Morgan Guaranty. Incorporated herein by reference to Post-Effective Amendment No. 29 to the


                                    Part C-3

Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (e) Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

         (f) Service Plan with respect to Registrant's Service Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

         (g) Service Plan with respect to Registrant's Small Company Fund Advisor Series, Small Company Opportunities Fund -- Advisor Series, International Equity Fund -- Advisor Series, International Opportunities Fund -- Advisor Series, U.S. Equity Fund -- Advisor Series, Diversified Fund -- Advisor Series incorporated herein by reference to Post-Effective Amendment No. 78 to the Registration Statement filed on August 1, 2000 (Accession Number 0000894088-00-000008).

         (h) Amended Service Plan with respect to Registrant's Disciplined Equity -- Advisor series and Direct Prime Money Market Funds. Incorporated herein by reference to Post-Effective Amendment No. 72 to the Registration Statement filed on April 3, 2000 (Accession Number 0001041455-00-000084).

         (i) Amended Service Plan with respect to Registrant's J.P. Morgan Prime Cash Management Fund. Incorporated herein by reference to Post-Effective Amendment No. 75 to Registration Statement filed on May 17, 2000 (Accession Number 0001041455-00-000122).

         (j) Form of Administration Agreement (to be filed by Amendment).

         (k) Form of Sub-Administration Agreement (to be filed by Amendment).

         14         Consent of PricewaterhouseCoopers LLP.

         15         None

         16         Powers of Attorney.

         17(a)      Form of Proxy Card.

         17 (b)     Prospectus for the Surviving Fund.

         17 (c)     Prospectus for the Merging Fund.

         17 (d)     Statement of Additional Information for the Surviving Fund.

         17 (e)     Statement of Additional Information for the Merging Fund.

         17 (f) Annual Report of the Surviving Fund (including the Annual Report of the Surviving Fund Master Portfolio) dated November 30, 2000.

                                    Part C-4

         17(g)      Annual Report of the Merging Fund dated October 31, 2000.

         Item 17.  Undertakings.

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


                                    Part C-5

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and the State of New York, on the 9th day of April, 2001.



         J.P. MORGAN INSTITUTIONAL FUNDS


         Registrant


         By:      /s/ Christopher Kelley
             ----------------------------------
               Christopher Kelley
               Vice President and Assistant Secretary


         Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on April 9th, 2001.


George Rio*
------------------------------------
George Rio
President and Treasurer

Matthew Healey*
------------------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------------
Frederick S. Addy
Trustee

William G. Burns*
---------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------------
Michael P. Mallardi
Trustee



*By   /s/ Christopher Kelley
      -----------------------------------
      Christopher Kelley
      as attorney-in-fact pursuant to a power of attorney.

                                    EXHIBITS

ITEM              DESCRIPTION
----              -----------

(14)              Consent of PricewaterhouseCoopers LLP.

(16)              Powers of Attorney.

(17)  (a)         Form of Proxy Card.

      (c) Prospectus for the JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund).

      (e) Statement of Additional Information for JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund).

      (f) Annual Report of JPMorgan Institutional International Opportunities Fund (including the Annual Report of The International Opportunities Portfolio) dated November 30, 2000.

      (g) Annual Report of JPMorgan Fleming International Equity Fund (formerly, Chase Vista International Equity Fund) dated October 31, 2000.